1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.5%)
Entertainment (1.2%)
Netflix, Inc.*	1,922	$2,228,367

Interactive Media & Services (11.3%)
Alphabet, Inc., Class A	33,977	6,520,186
Alphabet, Inc., Class C	27,917	5,384,073
Meta Platforms, Inc., Class A	13,054	10,096,486

		22,000,745

Total Communication Services		24,229,112

Consumer Discretionary (15.7%)
Automobiles (0.8%)
Tesla, Inc.*	4,904	1,511,756

Broadline Retail (7.2%)
Amazon.com, Inc.*	56,220	13,161,664
Coupang, Inc., Class A*	26,592	782,603
Etsy, Inc.*	328	19,113

		13,963,380

Distributors (0.2%)
Pool Corp.	1,166	359,291

Hotels, Restaurants & Leisure (2.4%)
Airbnb, Inc., Class A*	2,379	315,003
Booking Holdings, Inc.	69	379,780
Chipotle Mexican Grill, Inc.*	24,500	1,050,560
Choice Hotels International, Inc.(x)	896	114,428
Darden Restaurants, Inc.	1,320	266,205
Domino’s Pizza, Inc.	159	73,650
Expedia Group, Inc.	867	156,251
Hilton Worldwide Holdings, Inc.	292	78,279
Las Vegas Sands Corp.	9,740	510,376
McDonald’s Corp.	334	100,223
Norwegian Cruise Line Holdings Ltd.*	3,780	96,617
Planet Fitness, Inc., Class A*	114	12,448
Royal Caribbean Cruises Ltd.	1,928	612,853
Starbucks Corp.	1,335	119,029
Texas Roadhouse, Inc., Class A	2,941	544,467
Wingstop, Inc.	143	53,960
Wynn Resorts Ltd.	130	14,174
Yum! Brands, Inc.	812	117,050

		4,615,353

Specialty Retail (4.0%)
AutoZone, Inc.*	42	158,272
Burlington Stores, Inc.*	2,488	679,124
CarMax, Inc.*	321	18,172
Dick’s Sporting Goods, Inc.	162	34,265
Floor & Decor Holdings, Inc., Class A*	2,436	186,695
Home Depot, Inc. (The)	5,467	2,009,177
Murphy USA, Inc.	770	279,109
O’Reilly Automotive, Inc.*	2,040	200,573
Ross Stores, Inc.	5,194	709,189
TJX Cos., Inc. (The)	11,198	1,394,487
Tractor Supply Co.	20,365	1,159,787
Ulta Beauty, Inc.*	1,175	605,137
Williams-Sonoma, Inc.	2,450	458,272

		7,892,259

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	1,798	179,314
Deckers Outdoor Corp.*	5,694	604,532
Lululemon Athletica, Inc.*	2,871	575,722
NIKE, Inc., Class B	10,616	792,909

		2,152,477

Total Consumer Discretionary		30,494,516

Consumer Staples (2.9%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	42	8,698
Celsius Holdings, Inc.*	7,385	334,836
Coca-Cola Co. (The)	8,261	560,839
Monster Beverage Corp.*	3,180	186,825
PepsiCo, Inc.	4,776	658,706

		1,749,904

Consumer Staples Distribution & Retail (1.3%)
Casey’s General Stores, Inc.	169	87,902
Costco Wholesale Corp.	2,113	1,985,459
Sysco Corp.	4,415	351,434

		2,424,795

Food Products (0.2%)
Hershey Co. (The)	1,346	250,531
Lamb Weston Holdings, Inc.	1,043	59,524

		310,055

Household Products (0.5%)
Clorox Co. (The)	2,026	254,385
Colgate-Palmolive Co.	2,284	191,513
Kimberly-Clark Corp.	4,725	588,829

		1,034,727

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	527	49,190

Total Consumer Staples		5,568,671

Energy (1.9%)
Energy Equipment & Services (0.1%)
Weatherford International plc	2,064	116,719

Oil, Gas & Consumable Fuels (1.8%)
Antero Midstream Corp.	3,947	72,427
Cheniere Energy, Inc.	4,268	1,006,736
Chevron Corp.	4,600	697,544
Permian Resources Corp.	3,356	47,521
Targa Resources Corp.	8,116	1,350,584
Texas Pacific Land Corp.	469	454,053

		3,628,865

Total Energy		3,745,584

Financials (6.7%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	2,751	1,425,540
Blackstone, Inc.	1,949	337,099
Charles Schwab Corp. (The)	930	90,889
FactSet Research Systems, Inc.	468	188,557
Goldman Sachs Group, Inc. (The)	542	392,186
KKR & Co., Inc.	1,243	182,199
LPL Financial Holdings, Inc.	1,933	764,946
Moody’s Corp.	804	414,647
MSCI, Inc.	91	51,084

		3,847,147

Consumer Finance (0.4%)
Ally Financial, Inc.	843	31,908
American Express Co.	2,507	750,370

		782,278

Financial Services (3.3%)
Apollo Global Management, Inc.	5,617	816,262
Mastercard, Inc., Class A	5,400	3,058,938

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	7,289	$2,518,131

		6,393,331

Insurance (1.0%)
Allstate Corp. (The)	311	63,211
Everest Group Ltd.	193	64,810
Kinsale Capital Group, Inc.	299	131,766
Markel Group, Inc.*	59	118,489
Progressive Corp. (The)	6,907	1,671,770

		2,050,046

Total Financials		13,072,802

Health Care (5.3%)
Biotechnology (1.6%)
AbbVie, Inc.	6,851	1,294,976
Amgen, Inc.	1,588	468,619
Exelixis, Inc.*	9,528	345,104
Regeneron Pharmaceuticals, Inc.	57	31,091
Vertex Pharmaceuticals, Inc.*	2,016	921,050

		3,060,840

Health Care Equipment & Supplies (1.5%)
Align Technology, Inc.*	931	120,108
Dexcom, Inc.*	7,849	633,964
Edwards Lifesciences Corp.*	3,762	298,364
IDEXX Laboratories, Inc.*	1,750	935,043
Intuitive Surgical, Inc.*	880	423,359
Masimo Corp.*	1,186	182,395
ResMed, Inc.	974	264,870
Stryker Corp.	170	66,764

		2,924,867

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	306	47,497
Cencora, Inc.	1,690	483,475
Elevance Health, Inc.	180	50,954
HCA Healthcare, Inc.	104	36,815
McKesson Corp.	118	81,838
Molina Healthcare, Inc.*	588	92,828

		793,407

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	1,241	352,692

Life Sciences Tools & Services (0.1%)
Waters Corp.*	645	186,250

Pharmaceuticals (1.5%)
Eli Lilly & Co.	2,806	2,076,637
Merck & Co., Inc.	5,885	459,736
Zoetis, Inc.	2,732	398,298

		2,934,671

Total Health Care		10,252,727

Industrials (7.1%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	154	34,164
BWX Technologies, Inc.	513	77,940
GE Aerospace	747	202,497
Lockheed Martin Corp.	1,443	607,474
TransDigm Group, Inc.	20	32,169

		954,244

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	414	48,123

Building Products (0.5%)
Advanced Drainage Systems, Inc.	2,211	253,712
Lennox International, Inc.	952	579,768
Trane Technologies plc	498	218,164

		1,051,644

Commercial Services & Supplies (0.8%)
Cintas Corp.	2,048	455,782
Copart, Inc.*	7,396	335,261
Rollins, Inc.	2,737	156,748
Waste Management, Inc.	2,566	588,025

		1,535,816

Construction & Engineering (0.5%)
Comfort Systems USA, Inc.	818	575,299
EMCOR Group, Inc.	528	331,315

		906,614

Electrical Equipment (0.3%)
Vertiv Holdings Co., Class A	3,558	518,045

Ground Transportation (0.8%)
Old Dominion Freight Line, Inc.	2,648	395,214
Saia, Inc.*	67	20,250
Uber Technologies, Inc.*	1,999	175,412
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	89	5,150
U-Haul Holding Co. (New York Stock exchange)	1,153	59,956
Union Pacific Corp.	3,816	847,037

		1,503,019

Machinery (1.0%)
Caterpillar, Inc.	2,676	1,172,142
Illinois Tool Works, Inc.	1,690	432,589
Lincoln Electric Holdings, Inc.	1,302	317,037

		1,921,768

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,490	17,120

Professional Services (1.5%)
Automatic Data Processing, Inc.	4,566	1,413,177
Paychex, Inc.	3,227	465,753
Paycom Software, Inc.	1,606	371,853
Verisk Analytics, Inc.	2,160	602,014

		2,852,797

Trading Companies & Distributors (1.2%)
Fastenal Co.	22,838	1,053,517
United Rentals, Inc.	283	249,872
W.W. Grainger, Inc.	1,101	1,144,533

		2,447,922

Total Industrials		13,757,112

Information Technology (46.3%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	8,520	1,049,835
Motorola Solutions, Inc.	1,643	721,244
Ubiquiti, Inc.(x)	128	55,740

		1,826,819

Electronic Equipment, Instruments & Components (0.3%)
CDW Corp.	1,289	224,776
Jabil, Inc.	1,529	341,227

		566,003

IT Services (0.3%)
Gartner, Inc.*	765	259,067
GoDaddy, Inc., Class A*	1,952	315,404
VeriSign, Inc.	12	3,227

		577,698

Semiconductors & Semiconductor Equipment (19.5%)
Advanced Micro Devices, Inc.*	5,610	989,099
Applied Materials, Inc.	7,258	1,306,875
Broadcom, Inc.	26,227	7,702,870

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
KLA Corp.	1,698	$1,492,593
Lam Research Corp.	20,460	1,940,426
NVIDIA Corp.	124,809	22,199,777
QUALCOMM, Inc.	11,105	1,629,770
Teradyne, Inc.	2,097	225,281
Texas Instruments, Inc.	1,506	272,676

		37,759,367

Software (16.5%)
Adobe, Inc.*	1,230	439,959
AppLovin Corp., Class A*	2,746	1,072,862
Crowdstrike Holdings, Inc., Class A*	943	428,660
Dropbox, Inc., Class A*	875	23,774
Fair Isaac Corp.*	128	183,900
Fortinet, Inc.*	8,787	877,821
Intuit, Inc.	1,609	1,263,274
Microsoft Corp.	40,331	21,516,588
Nutanix, Inc., Class A*	445	33,451
Oracle Corp.	6,696	1,699,244
Palantir Technologies, Inc., Class A*	11,588	1,834,960
Palo Alto Networks, Inc.*	3,872	672,179
RingCentral, Inc., Class A*	470	11,980
Salesforce, Inc.	4,232	1,093,253
ServiceNow, Inc.*	993	936,518

		32,088,423

Technology Hardware, Storage & Peripherals (8.8%)
Apple, Inc.	81,350	16,885,819
HP, Inc.	670	16,616
NetApp, Inc.	932	97,049
		16,999,484

Total Information Technology		89,817,794

Materials (0.5%)
Chemicals (0.3%)
RPM International, Inc.	1,043	122,459
Sherwin-Williams Co. (The)	1,340	443,379

		565,838

Construction Materials (0.1%)
Eagle Materials, Inc.	1,181	264,887

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	1,657	149,809

Total Materials		980,534

Utilities (0.8%)
Electric Utilities (0.1%)
Constellation Energy Corp.	142	49,393
NRG Energy, Inc.	584	97,645

		147,038

Independent Power and Renewable Electricity Producers (0.7%)
Vistra Corp.	7,013	1,462,491

Total Utilities		1,609,529

Total Common Stocks (99.7%) (Cost $151,129,141)		193,528,381

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield) (xx)	108,081	108,081

Total Short-Term Investments (0.1%) (Cost $108,081)		108,081

Total Investments in Securities (99.8%) (Cost $151,237,222)		193,636,462
Other Assets Less Liabilities (0.2%)		293,358

Net Assets (100%)		$193,929,820

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at July 31, 2025.

(xx)

At July 31, 2025, the Fund had loaned securities with a total value of $153,476. This was collateralized by $50,310 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 8/31/25 – 11/15/40 and by cash of $108,081 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,229,112	$—	$—	$24,229,112
Consumer Discretionary	30,494,516	—	—	30,494,516
Consumer Staples	5,568,671	—	—	5,568,671
Energy	3,745,584	—	—	3,745,584
Financials	13,072,802	—	—	13,072,802
Health Care	10,252,727	—	—	10,252,727
Industrials	13,757,112	—	—	13,757,112
Information Technology	89,817,794	—	—	89,817,794
Materials	980,534	—	—	980,534
Utilities	1,609,529	—	—	1,609,529
Short-Term Investments
Investment Companies	108,081	—	—	108,081

Total Assets	$193,636,462	$—	$—	$193,636,462

Total Liabilities	$—	$—	$—	$—

Total	$193,636,462	$—	$—	$193,636,462

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,376,662
Aggregate gross unrealized depreciation	(3,979,902)

Net unrealized appreciation	$42,396,760

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,239,702

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.1%)
Consolidated Communications LLC,
Series 2025-1A B
6.506%, 5/20/55§	$3,000,000	$3,057,048
Frontier Issuer LLC,
Series 2024-1 B
7.020%, 6/20/54§	2,470,000	2,565,157
MetroNet Infrastructure Issuer LLC,
Series 2025-2A B
5.590%, 8/20/55§	2,670,000	2,669,140
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
7.025%, 1/21/38(l)§	4,650,000	4,665,596
Point Broadband Funding LLC,
Series 2025-1A B
5.727%, 7/20/55§	7,890,000	7,877,582
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.746%, 9/18/42(l)§	6,760,000	6,692,443
Zayo Issuer LLC,
Series 2025-2A A2
5.953%, 6/20/55§	10,120,000	10,309,915
Ziply Fiber Issuer LLC,
Series 2024-1A B
7.810%, 4/20/54§	3,040,000	3,139,597

Total Asset- Backed Securities		40,976,478

Collateralized Mortgage Obligation (1.7%)
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
9.100%, 2/25/42(l)§	2,430,000	2,550,178
Series 2022-DNA6 M2
10.100%, 9/25/42(l)§	6,300,000	6,885,465

Total Collateralized Mortgage Obligation		9,435,643

Commercial Mortgage-Backed Securities (6.3%)
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
4.842%, 5/10/58(l)§	2,200,000	2,114,552
FHLMC MSCR Trust,
Series 2025-MN10 M2
7.169%, 2/25/45(l)§	3,290,000	3,257,089
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10
7.714%, 10/25/49(l)§	5,613,844	5,698,020
Series 2023-01 M10
10.850%, 11/25/53(l)§	10,480,000	11,833,309
Series 2024-01 M7
7.100%, 7/25/54(l)§	8,451,548	8,567,358
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B
4.482%, 11/15/48(l)	5,030,000	4,962,332

Total Commercial Mortgage- Backed Securities		36,432,660

Corporate Bonds (7.5%)
Consumer Discretionary (0.4%)
Broadline Retail (0.3%)
SGUS LLC
11.000%, 12/15/29§	1,500,000	1,425,000

Specialty Retail (0.1%)
Saks Global Enterprises LLC
11.000%, 12/15/29§	3,130,000	713,640

Total Consumer Discretionary		2,138,640

Energy (2.5%)
Oil, Gas & Consumable Fuels (2.5%)
NFE Financing LLC
12.000%, 11/15/29§	4,906,200	1,729,435
Petroleos Mexicanos
5.350%, 2/12/28	13,080,000	12,726,840

Total Energy		14,456,275

Financials (4.0%)
Banks (1.0%)
NatWest Group plc
(USD Swap Semi 5 Year + 5.72%), 8.000%, 8/10/25(k)(y)	3,060,000	3,060,000
Wells Fargo & Co.
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	2,770,000	2,737,478

		5,797,478

Capital Markets (2.3%)
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	5,140,000	5,050,050
Golub Capital BDC, Inc.
2.500%, 8/24/26	4,705,000	4,582,922
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26(k)(y)§	3,830,000	3,758,724

		13,391,696

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.2%)
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26(k)(y)		$865,000	$840,670

Financial Services (0.5%)
Freedom Mortgage Corp.
6.625%, 1/15/27§		2,870,000	2,869,856

Total Financials			22,899,700

Real Estate (0.3%)
Diversified REITs (0.3%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§		1,720,000	1,814,084

Total Real Estate			1,814,084

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
FIEMEX Energia - Banco Actinver SA Institucionde Banca Multiple 7.250%, 1/31/41§		1,541,088	1,575,763

Total Utilities			1,575,763

Total Corporate Bonds			42,884,462

Foreign Government Securities (20.8%)
Japan Government Bond
2.400%, 3/20/55	JPY	4,377,000,000	25,415,556
Mex Bonos Desarr Fix Rt Series M
8.000%, 7/31/53	MXN	806,500,000	34,902,507
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	151,480,000	21,705,826
Republic of Panama
3.870%, 7/23/60		$4,610,000	2,696,850
4.500%, 1/19/63		4,770,000	3,126,735
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	28,030,000	31,588,786

Total Foreign Government Securities			119,436,260

Mortgage-Backed Securities (30.1%)
GNMA
6.000%, 10/20/53		$11,524,787	11,751,903
6.000%, 11/20/53		13,349,299	13,599,856
6.000%, 12/20/53		6,195,584	6,311,386
6.000%, 2/20/54		4,339,958	4,419,720
6.000%, 4/20/54		5,340,580	5,430,805
6.000%, 5/20/54		9,037,266	9,195,593
6.000%, 6/20/54		8,114,278	8,251,363
6.000%, 7/20/54		16,119,385	16,366,524
6.000%, 8/20/54		15,408,501	15,639,926
6.000%, 9/20/54		15,379,109	15,600,480
6.000%, 10/20/54		15,564,481	15,782,440
6.000%, 11/20/54		13,259,785	13,441,326
6.000%, 12/20/54		8,005,421	8,118,152
6.000%, 1/20/55		14,293,861	14,498,494
6.000%, 2/20/55		14,286,818	14,491,350

Total Mortgage-Backed Securities			172,899,318

U.S. Treasury Obligations (12.5%)
U.S. Treasury Bonds
4.750%, 5/15/55		45,430,000	44,441,629
U.S. Treasury Inflation Linked Bonds
2.375%, 2/15/55 TIPS		29,258,500	27,771,829

Total U.S. Treasury Obligations			72,213,458

Total Long-Term Debt Securities (86.0%) (Cost $502,683,231)			494,278,279

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (6.1%)
Arab Republic of Egypt
29.28%, 10/14/25(p)	EGP	1,008,000,000	19,575,788
25.99%, 2/3/26(p)		841,200,000	15,284,138

Total Foreign Government Treasury Bills			34,859,926

	Number of Shares		Value (Note 1)
Investment Companies (1.6%)
JPMorgan Prime Money Market Fund, IM Shares 4.46% (7 day yield)		9,385,680	9,386,618

Total Short-Term Investments (7.7%) (Cost $43,338,334)			44,246,544

Total Investments in Securities (93.7%) (Cost $546,021,565)			538,524,823
Other Assets Less Liabilities (6.3%)			35,966,964

Net Assets (100%)			$574,491,787

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2025, the market value of these securities amounted to $95,768,951 or 16.7% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2025, the market value or fair value, as applicable, of these securities amounted to $31,588,786 or 5.5% of net assets.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2025.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

STACR — Structured Agency Credit Risk

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

ZAR — South African Rand

Futures contracts outstanding as of July 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	348	9/2025	GBP	42,355,464	450,191
U.S. Treasury 10 Year Note	860	9/2025	USD	95,513,750	(440,145)
U.S. Treasury 10 Year Ultra Note	657	9/2025	USD	74,292,328	381,106
U.S. Treasury Ultra Bond	1,294	9/2025	USD	151,802,375	2,226,229

					2,617,381

Short Contracts
Canada 10 Year Bond	(448)	9/2025	CAD	(38,967,205)	466,960
Euro-Bund	(1,185)	9/2025	EUR	(175,396,163)	1,700,728

					2,167,688

					4,785,069

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of July 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,000,000	USD	1,137,612	Citibank NA	8/5/2025	3,663
USD	28,776,384	EUR	24,570,000	Goldman Sachs Bank USA	8/5/2025	735,254
USD	29,007,899	EUR	24,770,000	JPMorgan Chase Bank	8/5/2025	738,514
USD	570,163	EUR	490,000	Morgan Stanley	8/5/2025	10,938
USD	453,204	ZAR	8,100,000	Goldman Sachs Bank USA	8/7/2025	8,638
USD	17,468,788	ZAR	312,300,000	HSBC Bank plc	8/7/2025	328,302
ZAR	118,900,000	USD	6,478,470	HSBC Bank plc	8/7/2025	47,319
USD	57,179,722	AUD	88,430,000	Barclays Bank plc	9/12/2025	307,188
USD	75,826,448	SEK	722,300,000	HSBC Bank plc	9/12/2025	1,848,282
USD	51,130,896	CHF	40,390,000	UBS AG	9/22/2025	1,088,355
USD	28,015,128	JPY	4,060,000,000	Citibank NA	9/26/2025	924,961
USD	31,151,535	GBP	22,920,000	HSBC Bank plc	9/30/2025	864,593
USD	28,170,543	GBP	20,950,000	Standard Chartered Bank	9/30/2025	486,798
USD	51,786,890	MXN	971,100,000	Citibank NA	10/29/2025	793,485
USD	74,839,797	EUR	64,830,000	JPMorgan Chase Bank	11/5/2025	391,761

Total unrealized appreciation						8,578,051

EUR	83,020,000	USD	95,212,790	JPMorgan Chase Bank	8/5/2025	(464,127)
USD	20,617,637	EUR	18,190,000	JPMorgan Chase Bank	8/5/2025	(142,157)
USD	18,188,696	EUR	16,000,000	Standard Chartered Bank	8/5/2025	(71,706)
ZAR	201,500,000	USD	11,330,030	HSBC Bank plc	8/7/2025	(270,767)
AUD	42,300,000	USD	27,893,466	Goldman Sachs Bank USA	9/12/2025	(688,805)
AUD	43,130,000	USD	28,282,226	JPMorgan Chase Bank	9/12/2025	(543,761)
AUD	87,920,000	USD	57,664,245	Morgan Stanley	9/12/2025	(1,119,710)
AUD	1,200,000	USD	781,625	Standard Chartered Bank	9/12/2025	(9,861)
SEK	6,500,000	USD	683,950	Goldman Sachs Bank USA	9/12/2025	(18,218)
SEK	501,400,000	USD	52,837,159	HSBC Bank plc	9/12/2025	(1,483,633)
SEK	483,700,000	USD	51,168,292	UBS AG	9/12/2025	(1,627,604)
USD	28,136,770	CHF	22,860,000	UBS AG	9/22/2025	(186,391)
JPY	4,060,000,000	USD	28,411,477	Citibank NA	9/26/2025	(1,321,309)
JPY	4,236,000,000	USD	28,641,787	Morgan Stanley	9/26/2025	(377,268)
JPY	4,177,000,000	USD	28,509,789	Standard Chartered Bank	9/26/2025	(638,944)
GBP	20,260,000	USD	27,002,832	HSBC Bank plc	9/30/2025	(230,867)
GBP	380,000	USD	514,299	Standard Chartered Bank	9/30/2025	(12,159)
MXN	319,200,000	USD	17,039,790	Standard Chartered Bank	10/29/2025	(278,288)

Total unrealized depreciation						(9,485,575)

Net unrealized depreciation						(907,524)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American
High Yield 44-V1	5.00	Quarterly	6/20/2030	3.22	USD 53,400,000	(3,976,512)	(199,208)	(4,175,720)

Total Centrally Cleared Credit default swap contracts outstanding						(3,976,512)	(199,208)	(4,175,720)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$40,976,478	$—	$40,976,478
Collateralized Mortgage Obligations	—	9,435,643	—	9,435,643
Commercial Mortgage-Backed Securities	—	36,432,660	—	36,432,660
Corporate Bonds
Consumer Discretionary	—	2,138,640	—	2,138,640
Energy	—	14,456,275	—	14,456,275
Financials	—	22,899,700	—	22,899,700
Real Estate	—	1,814,084	—	1,814,084
Utilities	—	1,575,763	—	1,575,763
Foreign Government Securities	—	119,436,260	—	119,436,260
Forward Currency Contracts	—	8,578,051	—	8,578,051
Futures	5,225,214	—	—	5,225,214
Mortgage-Backed Securities	—	172,899,318	—	172,899,318
Short-Term Investments
Foreign Government Treasury Bills	—	34,859,926	—	34,859,926
Investment Companies	9,386,618	—	—	9,386,618
U.S. Treasury Obligations	—	72,213,458	—	72,213,458

Total Assets	$14,611,832	$537,716,256	$—	$552,328,088

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(199,208)	$—	$(199,208)
Forward Currency Contracts	—	(9,485,575)	—	(9,485,575)
Futures	(440,145)	—	—	(440,145)

Total Liabilities	$(440,145)	$(9,684,783)	$—	$(10,124,928)

Total	$14,171,687	$528,031,473	$—	$542,203,160

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,551,091
Aggregate gross unrealized depreciation	(17,264,259)

Net unrealized appreciation	$2,286,832

Federal income tax cost of investments in securities and derivative instruments, if applicable	$535,939,816

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.7%)
Interactive Media & Services (0.7%)
EverQuote, Inc., Class A*	23,574	$579,685

Total Communication Services		579,685

Consumer Discretionary (5.0%)
Automobile Components (1.1%)
Patrick Industries, Inc.	9,101	884,981

Diversified Consumer Services (2.5%)
Lincoln Educational Services Corp.*	86,515	1,978,598

Hotels, Restaurants & Leisure (1.0%)
Potbelly Corp.*	49,946	600,851
Sweetgreen, Inc., Class A*	18,148	233,746

		834,597

Specialty Retail (0.4%)
Haverty Furniture Cos., Inc.	16,612	342,706

Total Consumer Discretionary		4,040,882

Consumer Staples (1.5%)
Food Products (1.5%)
Mama’s Creations, Inc.*	75,275	621,771
SunOpta, Inc.*	103,619	604,099

Total Consumer Staples		1,225,870

Energy (2.6%)
Energy Equipment & Services (2.0%)
Expro Group Holdings NV*	34,814	375,295
Oceaneering International, Inc.*	23,959	519,910
TETRA Technologies, Inc.*	170,506	699,075

		1,594,280

Oil, Gas & Consumable Fuels (0.6%)
Matador Resources Co.	9,978	497,702

Total Energy		2,091,982

Financials (5.3%)
Banks (0.5%)
Riverview Bancorp, Inc.	86,020	424,079

Capital Markets (1.8%)
BGC Group, Inc., Class A	78,016	723,208
Evercore, Inc., Class A	2,522	759,475

		1,482,683

Financial Services (0.8%)
Paymentus Holdings, Inc., Class A*	21,985	612,942

Insurance (2.2%)
HCI Group, Inc.	6,195	867,548
Universal Insurance Holdings, Inc.	39,858	942,243

		1,809,791

Total Financials		4,329,495

Health Care (20.3%)
Biotechnology (5.9%)
Arcutis Biotherapeutics, Inc.*	45,095	657,485
Insmed, Inc.*	15,845	1,699,852
Kamada Ltd.	86,620	640,122
Kiniksa Pharmaceuticals International plc, Class A*	38,542	1,166,281
Mirum Pharmaceuticals, Inc.*	12,186	629,772

		4,793,512

Health Care Equipment & Supplies (6.2%)
AngioDynamics, Inc.*	71,932	637,317
Beta Bionics, Inc.(x)*	38,514	646,650
Brainsway Ltd. (ADR)*	65,681	767,154
ClearPoint Neuro, Inc.*	73,542	764,837
NeuroPace, Inc.*	16,307	138,773
PROCEPT BioRobotics Corp.*	9,586	465,017
SI-BONE, Inc.*	46,875	798,281
Stereotaxis, Inc.*	350,059	794,634

		5,012,663

Health Care Providers & Services (0.6%)
InfuSystem Holdings, Inc.*	85,833	480,665

Health Care Technology (0.8%)
Phreesia, Inc.*	24,178	651,839

Life Sciences Tools & Services (1.7%)
Adaptive Biotechnologies Corp.*	138,873	1,422,059

Pharmaceuticals (5.1%)
EyePoint Pharmaceuticals, Inc.*	28,071	275,657
Journey Medical Corp.*	77,661	570,809
Ligand Pharmaceuticals, Inc.*	6,415	844,086
MediWound Ltd.(x)*	33,333	621,327
Ocular Therapeutix, Inc.*	85,747	992,950
Xeris Biopharma Holdings, Inc.*	164,136	835,452

		4,140,281

Total Health Care		16,501,019

Industrials (35.2%)
Aerospace & Defense (6.2%)
Kratos Defense & Security Solutions, Inc.*	42,450	2,491,815
Leonardo DRS, Inc.	57,128	2,376,525
Park Aerospace Corp.	6,829	123,058

		4,991,398

Building Products (1.6%)
Builders FirstSource, Inc.*	3,183	404,655
Griffon Corp.	10,911	886,737

		1,291,392

Commercial Services & Supplies (5.3%)
ACV Auctions, Inc., Class A*	29,441	418,356
CECO Environmental Corp.*	34,704	1,559,945
Enviri Corp.*	77,303	695,727
Liquidity Services, Inc.*	23,849	569,514
Montrose Environmental Group, Inc.*	24,398	553,591
Perma-Fix Environmental Services, Inc.*	42,984	495,176

		4,292,309

Construction & Engineering (6.8%)
Argan, Inc.	6,195	1,517,651
Everus Construction Group, Inc.*	8,795	653,117
Great Lakes Dredge & Dock Corp.*	66,996	742,316
Matrix Service Co.*	46,601	712,063
Orion Group Holdings, Inc.*	68,093	504,569
Sterling Infrastructure, Inc.*	5,292	1,416,086

		5,545,802

Electrical Equipment (5.3%)
American Superconductor Corp.*	28,380	1,613,403
Amprius Technologies, Inc.*	171,273	1,186,922
LSI Industries, Inc.	60,144	1,100,635
Ultralife Corp.*	54,222	432,149

		4,333,109

Ground Transportation (0.9%)
Covenant Logistics Group, Inc., Class A	29,167	704,383

Machinery (2.9%)
Graham Corp.*	31,449	1,797,311

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Worthington Enterprises, Inc.	9,261	$573,904

		2,371,215

Professional Services (5.0%)
BlackSky Technology, Inc., Class A(x)*	30,017	577,527
Fiverr International Ltd.*	17,434	384,943
IBEX Holdings Ltd.*	12,718	376,071
Kelly Services, Inc., Class A	26,307	322,261
Legalzoom.com, Inc.*	63,362	569,624
Upwork, Inc.*	31,963	382,278
Willdan Group, Inc.*	17,277	1,473,728

		4,086,432

Trading Companies & Distributors (1.2%)
MRC Global, Inc.*	24,044	352,966
Transcat, Inc.*	8,552	653,629

		1,006,595

Total Industrials		28,622,635

Information Technology (23.9%)
Communications Equipment (1.4%)
Ceragon Networks Ltd.*	234,268	517,732
Extreme Networks, Inc.*	36,623	646,762

		1,164,494

Electronic Equipment, Instruments & Components (6.9%)
908 Devices, Inc.*	107,348	703,129
Arlo Technologies, Inc.*	44,627	722,957
Frequency Electronics, Inc.	20,505	545,433
Identiv, Inc.*	90,407	328,178
Mirion Technologies, Inc., Class A*	71,657	1,601,534
Novanta, Inc.*	4,550	559,741
Ouster, Inc.*	49,233	1,151,068

		5,612,040

IT Services (2.1%)
Castellum, Inc.(x)*	469,157	558,297
Crexendo, Inc.*	163,104	908,489
Research Solutions, Inc.*	104,364	278,130

		1,744,916

Semiconductors & Semiconductor Equipment (4.6%)
Ambarella, Inc.*	11,403	753,625
Cohu, Inc.*	32,963	588,719
Penguin Solutions, Inc.(x)*	36,801	867,400
Semtech Corp.*	11,732	599,505
Tower Semiconductor Ltd.*	19,807	906,170

		3,715,419

Software (8.9%)
Airship AI Holdings, Inc.(x)*	70,013	363,368
Arteris, Inc.*	64,090	631,927
AvePoint, Inc.*	64,365	1,228,084
Blend Labs, Inc., Class A*	92,928	307,592
Cognyte Software Ltd.*	77,084	713,798
Docebo, Inc.*	16,667	505,010
OneSpan, Inc.	49,891	735,892
RADCOM Ltd.*	51,206	694,353
Red Violet, Inc.	13,433	595,485
SimilarWeb Ltd.*	59,048	493,641
Viant Technology, Inc., Class A*	35,655	516,998
Zeta Global Holdings Corp., Class A*	28,533	446,541

		7,232,689

Total Information Technology		19,469,558

Materials (0.6%)
Chemicals (0.6%)
Aspen Aerogels, Inc.*	59,551	456,161

Total Materials		456,161

Total Common Stocks (95.1%) (Cost $52,659,292)		77,317,287

EXCHANGE TRADED FUNDS (ETF):
Equity (0.4%)
iShares Russell 2000 Growth ETF(x)	1,120	324,968

Total Exchange Traded Funds (0.4%) (Cost 327,153)		324,968

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 dayyield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield) (xx)	2,038,565	2,038,565
JPMorgan Prime Money Market Fund, IM Shares 4.46% (7 dayyield)	2,375,360	2,375,598

Total Investment Companies		4,614,163

Total Short-Term Investments (5.7%) (Cost $4,614,401)		4,614,163

Total Investments in Securities (101.2%) (Cost $57,600,846)		82,256,418
Other Assets Less Liabilities (-1.2%)		(996,136)

Net Assets (100%)		$81,260,282

*	Non-income producing.

(x)	All or a portion of security is on loan at July 31, 2025.

(xx)

At July 31, 2025, the Fund had loaned securities with a total value of $3,027,103. This was collateralized by $1,009,640 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 8/7/25 – 2/15/51 and by cash of $2,238,565 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$579,685	$—	$—	$579,685
Consumer Discretionary	4,040,882	—	—	4,040,882
Consumer Staples	1,225,870	—	—	1,225,870
Energy	2,091,982	—	—	2,091,982
Financials	4,329,495	—	—	4,329,495
Health Care	16,501,019	—	—	16,501,019
Industrials	28,622,635	—	—	28,622,635
Information Technology	19,469,558	—	—	19,469,558
Materials	456,161	—	—	456,161
Exchange Traded Funds	324,968	—	—	324,968
Short-Term Investments
Investment Companies	4,614,163	—	—	4,614,163

Total Assets	$82,256,418	$—	$—	$82,256,418

Total Liabilities	$—	$—	$—	$—

Total	$82,256,418	$—	$—	$82,256,418

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,026,934
Aggregate gross unrealized depreciation	(2,620,093)

Net unrealized appreciation	$24,406,841

Federal income tax cost of investments in securities and derivative instruments, if applicable	$57,849,577

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.0%)
Diversified Telecommunication Services (1.8%)
Anterix, Inc.*	2,500	$55,525
Liberty Global Ltd., Class A*	25,000	250,500
Telesat Corp.*	114,000	2,722,320

		3,028,345

Entertainment (5.4%)
Atlanta Braves Holdings, Inc., Class A*	40,500	1,907,550
Atlanta Braves Holdings, Inc., Class C*	33,000	1,470,480
Liberty Media Corp.-Liberty Live, Class A*	1,000	81,800
Lionsgate Studios Corp.*	65,100	385,392
Madison Square Garden Entertainment Corp., Class A*	19,000	718,010
Madison Square Garden Sports Corp.*	15,500	3,132,550
Sphere Entertainment Co.(x)*	30,000	1,291,500
Starz Entertainment Corp.	4,228	61,517
Vivendi SE	50,000	189,725

		9,238,524

Media (8.9%)
Altice USA, Inc., Class A*	3,000	7,800
AMC Networks, Inc., Class A(x)*	27,000	161,730
Clear Channel Outdoor Holdings, Inc.*	560,000	593,600
Corus Entertainment, Inc., Class B*	75,000	5,142
EchoStar Corp., Class A(x)*	32,500	1,059,175
EW Scripps Co. (The), Class A*	60,000	179,400
Fox Corp., Class B	12,000	613,680
Grupo Televisa SAB (ADR)(x)	700,000	1,960,000
JCDecaux SE	38,500	634,878
News Corp., Class B	20,000	668,400
Nexstar Media Group, Inc., Class A	10,200	1,908,522
Paramount Global, Class A	124,500	2,376,705
Paramount Global, Class B	10,000	125,700
Sinclair, Inc.	189,000	2,732,940
Sirius XM Holdings, Inc.	38,000	802,560
TEGNA, Inc.	75,000	1,252,500
WideOpenWest, Inc.*	31,000	104,470

		15,187,202

Wireless Telecommunication Services (2.9%)
Gogo, Inc.*	12,900	204,594
Millicom International Cellular SA	37,500	1,505,625
Telephone and Data Systems, Inc.	30,000	1,171,200
United States Cellular Corp.*	30,000	2,187,900

		5,069,319

Total Communication Services		32,523,390

Consumer Discretionary (17.3%)
Automobile Components (6.1%)
Dana, Inc.	115,000	1,830,800
Garrett Motion, Inc.	20,000	260,800
Gentex Corp.	31,500	832,230
Gentherm, Inc.*	6,000	192,240
Goodyear Tire & Rubber Co. (The)*	136,000	1,398,080
Modine Manufacturing Co.*	23,500	3,162,160
Strattec Security Corp.*	42,000	2,665,320

		10,341,630

Automobiles (0.1%)
Winnebago Industries, Inc.	7,000	208,040

Diversified Consumer Services (1.2%)
Graham Holdings Co., Class B	800	763,344
Matthews International Corp., Class A	55,000	1,291,950

		2,055,294

Hotels, Restaurants & Leisure (3.5%)
Caesars Entertainment, Inc.*	70,000	1,867,600
Churchill Downs, Inc.	4,000	428,160
Golden Entertainment, Inc.	26,000	731,120
Krispy Kreme, Inc.(x)	28,000	101,360
Nathan’s Famous, Inc.	19,300	1,833,500
Ollamani SAB*	130,000	324,018
Wynn Resorts Ltd.	6,800	741,404

		6,027,162

Household Durables (0.8%)
Bassett Furniture Industries, Inc.	24,000	379,680
Lennar Corp., Class B	8,700	932,466

		1,312,146

Leisure Products (1.8%)
Brunswick Corp.	20,000	1,165,800
Johnson Outdoors, Inc., Class A	48,500	1,610,200
Mattel, Inc.*	12,900	219,429

		2,995,429

Specialty Retail (3.8%)
Advance Auto Parts, Inc.	68,500	3,635,295
AutoNation, Inc.*	6,500	1,252,160
Lands’ End, Inc.(x)*	12,000	140,760
Monro, Inc.	90,000	1,268,550
Valvoline, Inc.*	7,500	264,375

		6,561,140

Total Consumer Discretionary		29,500,841

Consumer Staples (7.0%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	2,800	579,824
National Beverage Corp.*	20,000	916,400
Remy Cointreau SA(x)	10,000	596,277

		2,092,501

Consumer Staples Distribution & Retail (0.2%)
Ingles Markets, Inc., Class A	2,000	125,860
Village Super Market, Inc., Class A	8,400	288,960

		414,820

Food Products (2.8%)
Bunge Global SA	3,500	279,160
Calavo Growers, Inc.	41,000	1,078,300
Farmer Bros Co.*	95,000	156,750
Hain Celestial Group, Inc. (The)*	30,000	47,100
J M Smucker Co. (The)	12,500	1,341,750
John B Sanfilippo & Son, Inc.	7,300	462,163
Maple Leaf Foods, Inc.	55,000	1,160,653
McCormick & Co., Inc. (Non- Voting)	2,900	205,146

		4,731,022

Household Products (2.3%)
Energizer Holdings, Inc.	90,000	2,026,800
Spectrum Brands Holdings, Inc.	34,500	1,846,095

		3,872,895

Personal Care Products (0.5%)
Edgewell Personal Care Co.	34,200	862,866

Total Consumer Staples		11,974,104

Energy (0.9%)
Energy Equipment & Services (0.9%)
Innovex International, Inc.*	59,500	976,990

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RPC, Inc.	104,000	$483,600

Total Energy		1,460,590

Financials (2.2%)
Banks (1.7%)
Cadence Bank	10,000	348,500
Flushing Financial Corp.	27,000	323,730
SouthState Corp.	6,000	565,020
Synovus Financial Corp.	36,000	1,700,640

		2,937,890

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,000	209,870
Janus Henderson Group plc	10,000	433,000

		642,870

Financial Services (0.1%)
NCR Atleos Corp.*	6,000	183,600

Total Financials		3,764,360

Health Care (2.2%)
Health Care Equipment & Supplies (0.4%)
Align Technology, Inc.*	100	12,901
Bausch + Lomb Corp.(x)*	15,000	204,450
Dentsply Sirona, Inc.	7,500	107,325
QuidelOrtho Corp.*	12,000	276,240

		600,916

Health Care Providers & Services (0.6%)
Henry Schein, Inc.*	7,000	473,550
Option Care Health, Inc.*	17,504	513,742

		987,292

Health Care Technology (0.2%)
Evolent Health, Inc., Class A*	35,000	351,750

Life Sciences Tools & Services (0.0%)†
Bio-Rad Laboratories, Inc., Class A*	300	72,585

Pharmaceuticals (1.0%)
Perrigo Co. plc	40,000	1,066,800
Teva Pharmaceutical Industries Ltd. (ADR)*	40,000	618,000

		1,684,800

Total Health Care		3,697,343

Industrials (32.6%)
Aerospace & Defense (6.1%)
AAR Corp.*	21,500	1,606,265
Ducommun, Inc.*	4,000	363,920
Embraer SA (ADR)	2,000	115,160
Hexcel Corp.	14,500	868,695
Moog, Inc., Class A	9,500	1,839,010
Moog, Inc., Class B	12,800	2,496,000
National Presto Industries, Inc.	2,000	192,900
Park Aerospace Corp.	3,000	54,060
Spirit AeroSystems Holdings, Inc., Class A*	12,000	472,800
Textron, Inc.	30,000	2,333,100

		10,341,910

Building Products (2.1%)
AZZ, Inc.	26,800	2,934,600
Griffon Corp.	9,100	739,557

		3,674,157

Commercial Services & Supplies (0.3%)
OPENLANE, Inc.*	20,000	492,800

Construction & Engineering (1.3%)
Arcosa, Inc.	9,200	790,096
Everus Construction Group, Inc.*	600	44,556
Valmont Industries, Inc.	3,600	1,310,220

		2,144,872

Machinery (20.3%)
Astec Industries, Inc.	64,400	2,554,104
CNH Industrial NV	31,000	401,760
Commercial Vehicle Group, Inc.*	78,500	132,665
Crane Co.	18,000	3,523,860
Donaldson Co., Inc.	1,000	71,970
Eastern Co. (The)	27,000	622,350
Enerpac Tool Group Corp., Class A	22,000	847,220
Enpro, Inc.	5,800	1,231,978
Flowserve Corp.	45,000	2,521,800
Gorman-Rupp Co. (The)	15,000	617,400
Graco, Inc.	2,500	209,950
Hyster-Yale, Inc.	35,600	1,495,556
Ingersoll Rand, Inc.	15,200	1,286,376
ITT, Inc.	12,000	2,039,520
Iveco Group NV	165,000	3,418,550
Kennametal, Inc.	19,000	470,440
L B Foster Co., Class A*	42,000	987,000
Manitowoc Co., Inc. (The)*	24,000	306,000
Mueller Industries, Inc.	50,200	4,285,574
Mueller Water Products, Inc., Class A	13,700	339,212
Park-Ohio Holdings Corp.	72,000	1,180,800
Snap-on, Inc.	1,300	417,547
Tennant Co.	9,300	767,622
Terex Corp.	13,000	661,180
Timken Co. (The)	1,000	76,090
Toro Co. (The)	7,500	556,875
Trinity Industries, Inc.	65,400	1,523,820
Twin Disc, Inc.	113,000	977,450
Watts Water Technologies, Inc., Class A	4,500	1,180,440

		34,705,109

Trading Companies & Distributors (2.5%)
Ashtead Group plc	2,300	154,244
GATX Corp.	12,900	1,969,701
Herc Holdings, Inc.	18,000	2,102,580
MSC Industrial Direct Co., Inc., Class A	1,000	86,620

		4,313,145

Total Industrials		55,671,993

Information Technology (2.3%)
Communications Equipment (0.1%)
Viasat, Inc.*	14,000	230,020

Electronic Equipment, Instruments & Components (0.6%)
Crane NXT Co.	500	29,670
Landis+Gyr Group AG	9,500	782,456
Mirion Technologies, Inc., Class A*	5,000	111,750

		923,876

IT Services (1.4%)
Kyndryl Holdings, Inc.*	62,000	2,341,740

Software (0.2%)
A10 Networks, Inc.	12,000	221,040
NCR Voyix Corp.*	10,000	136,200

		357,240

Total Information Technology		3,852,876

Materials (6.8%)
Chemicals (4.1%)
Axalta Coating Systems Ltd.*	22,000	623,040

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Core Molding Technologies, Inc.*	66,000	$1,098,240
Element Solutions, Inc.	65,900	1,555,240
HB Fuller Co.	10,000	562,000
Huntsman Corp.	30,000	291,000
Olin Corp.	10,000	189,400
Scotts Miracle-Gro Co. (The)	44,000	2,757,040

		7,075,960

Construction Materials (0.0%)†
Knife River Corp.*	600	49,488

Containers & Packaging (1.4%)
Ardagh Metal Packaging SA	60,000	237,600
Greif, Inc., Class A	19,000	1,205,170
Myers Industries, Inc.	60,000	879,000

		2,321,770

Metals & Mining (1.3%)
Ampco-Pittsburgh Corp.*	90,000	290,700
Freeport-McMoRan, Inc.	20,000	804,800
Tredegar Corp.*	130,000	1,132,300

		2,227,800

Total Materials		11,675,018

Real Estate (0.7%)
Hotel & Resort REITs (0.3%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	475,300

Real Estate Management & Development (0.3%)
Seritage Growth Properties, Class A*	13,500	43,065
St Joe Co. (The)	10,000	505,000

		548,065

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	4,350	130,457

Total Real Estate		1,153,822

Utilities (5.2%)
Electric Utilities (0.3%)
ALLETE, Inc.	8,700	573,591

Gas Utilities (3.2%)
MDU Resources Group, Inc.	2,400	41,400
National Fuel Gas Co.	42,000	3,645,180
Southwest Gas Holdings, Inc.	23,500	1,836,290

		5,522,870

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The)	54,000	710,100
XPLR Infrastructure LP	22,000	209,660

		919,760

Multi-Utilities (1.1%)
Algonquin Power & Utilities Corp.	323,000	1,905,700

Total Utilities		8,921,921

Total Common Stocks (96.2%) (Cost $ 129,656,026)		164,196,258

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	4,945

	Number of Warrants
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25(r)* (Cost $—)	30,000	—

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield) (xx)	573,930	573,930
JPMorgan Prime Money Market Fund, IM Shares 4.46% (7 day yield)	5,994,146	5,994,745

Total Investment Companies		6,568,675

Total Short-Term Investments (3.8%) (Cost $6,569,208)		6,568,675

Total Investments in Securities (100.0%) (Cost $136,225,234)		170,769,878

Other Assets Less Liabilities (0.0%)†		(38,849)

Net Assets (100%)		$170,731,029

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2025.

(xx)

At July 31, 2025, the Fund had loaned securities with a total value of $1,862,520. This was collateralized by $1,412,478 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/7/25 – 5/15/54 and by cash of $573,930 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$31,698,787	$824,603	$—		$32,523,390
Consumer Discretionary	29,500,841	—	—		29,500,841
Consumer Staples	11,377,827	596,277	—		11,974,104
Energy	1,460,590	—	—		1,460,590
Financials	3,764,360	—	—		3,764,360
Health Care	3,697,343	—	—		3,697,343
Industrials	49,603,199	6,068,794	—		55,671,993
Information Technology	3,070,420	782,456	—		3,852,876
Materials	11,675,018	—	—		11,675,018
Real Estate	1,153,822	—	—		1,153,822
Utilities	8,921,921	—	—		8,921,921
Rights
Industrials	—	—	4,945		4,945
Short-Term Investments
Investment Companies	6,568,675	—	—		6,568,675
Warrants
Materials	—	—	—	(a)	—	(a)

Total Assets	$162,492,803	$8,272,130	$4,945		$170,769,878

Total Liabilities	$—	$—	$—		$—

Total	$162,492,803	$8,272,130	$4,945		$170,769,878

(a)	Value is zero.

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,189,717
Aggregate gross unrealized depreciation	(15,162,601)

Net unrealized appreciation	$31,027,116

Federal income tax cost of investments in securities and derivative instruments, if applicable	$139,742,762

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.8%)
Communication Services (9.9%)
Diversified Telecommunication Services (3.8%)
CCO Holdings LLC
5.500%, 5/1/26§	$187,000	$186,458
6.375%, 9/1/29§	290,000	292,685
4.750%, 2/1/32(x)§	386,000	354,977
4.500%, 5/1/32	426,000	386,595
4.500%, 6/1/33(x)§	468,000	415,472
Level 3 Financing, Inc.
4.500%, 4/1/30§	188,000	168,730
6.875%, 6/30/33§	416,500	420,499
Windstream Escrow LLC
7.750%, 8/15/28	250	3
Windstream Services LLC
8.250%, 10/1/31§	185,000	193,094
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§	436,000	414,025
6.125%, 3/1/28§	212,000	191,290

		3,023,828

Entertainment (0.2%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	186,000	188,092

Media (5.9%)
CSC Holdings LLC
11.750%, 1/31/29§	400,000	375,000
Gray Media, Inc.
10.500%, 7/15/29§	143,000	154,619
4.750%, 10/15/30§	414,000	308,947
9.625%, 7/15/32§	158,000	159,417
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	440,000	447,150
Neptune Bidco US, Inc.
9.290%, 4/15/29§	520,000	503,152
Nexstar Media, Inc.
5.625%, 7/15/27§	224,000	223,384
Outfront Media Capital LLC
5.000%, 8/15/27§	362,000	357,772
Sinclair Television Group, Inc.
5.500%, 3/1/30§	161,000	133,751
Sirius XM Radio LLC
3.125%, 9/1/26§	374,000	365,383
3.875%, 9/1/31(x)§	563,000	496,087
Stagwell Global LLC
5.625%, 8/15/29§	395,000	379,694
TEGNA, Inc.
4.750%, 3/15/26§	137,000	136,657
Univision Communications, Inc.
8.500%, 7/31/31§	444,000	450,807
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	236,701

		4,728,521

Total Communication Services		7,940,441

Consumer Discretionary (18.0%)
Automobile Components (1.4%)
Clarios Global LP
8.500%, 5/15/27§	228,000	229,213
6.750%, 5/15/28§	467,000	476,840
6.750%, 2/15/30§	145,000	148,955
Forvia SE
8.000%, 6/15/30§	250,000	260,150

		1,115,158

Broadline Retail (0.7%)
Getty Images, Inc.
9.750%, 3/1/27§	604,000	586,351

Distributors (1.6%)
RB Global Holdings, Inc.
6.750%, 3/15/28§	196,000	200,206
7.750%, 3/15/31§	305,000	319,649
Resideo Funding, Inc.
6.500%, 7/15/32§	239,000	241,589
Velocity Vehicle Group LLC
8.000%, 6/1/29§	135,000	136,350
Windsor Holdings III LLC
8.500%, 6/15/30§	336,000	356,355

		1,254,149

Diversified Consumer Services (0.9%)
Matthews International Corp.
8.625%, 10/1/27§	254,000	263,929
Service Corp. International
5.750%, 10/15/32	182,000	182,417
Wand NewCo 3, Inc.
7.625%, 1/30/32§	283,000	297,634

		743,980

Hotels, Restaurants & Leisure (9.4%)
1011778 BC ULC
3.875%, 1/15/28§	261,000	251,865
5.625%, 9/15/29§	276,000	277,885
Caesars Entertainment, Inc.
7.000%, 2/15/30§	737,000	757,958
Carnival Corp.
7.000%, 8/15/29§	612,000	643,211
5.750%, 8/1/32§	345,000	347,419
CEC Entertainment LLC
6.750%, 5/1/26§	166,000	165,017
Churchill Downs, Inc.
5.750%, 4/1/30§	397,000	394,622
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	205,206
5.875%, 6/4/31§	215,000	216,505
Great Canadian Gaming Corp.
8.750%, 11/15/29§	326,000	318,173
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	112,000	111,944
3.625%, 2/15/32§	282,000	254,308
5.875%, 3/15/33§	167,000	168,063
5.750%, 9/15/33§	128,000	128,153
Marriott International, Inc.
5.350%, 3/15/35	398,000	398,849
NCL Corp. Ltd.
8.125%, 1/15/29§	34,000	35,648
6.750%, 2/1/32§	240,000	245,400
Ontario Gaming GTA LP
8.000%, 8/1/30(x)§	361,000	366,000
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	286,000	287,315
6.000%, 2/1/33§	522,000	529,447

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Sabre GLBL, Inc.
11.125%, 7/15/30§	$168,000	$177,058
Scientific Games Holdings LP
6.625%, 3/1/30§	269,000	259,203
Six Flags Entertainment Corp.
6.625%, 5/1/32§	314,000	319,759
Station Casinos LLC
4.500%, 2/15/28§	188,000	183,946
4.625%, 12/1/31(x)§	150,000	139,778
Voyager Parent LLC
9.250%, 7/1/32§	176,000	186,173
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	203,000	196,327

		7,565,232

Household Durables (0.8%)
Newell Brands, Inc.
8.500%, 6/1/28§	189,000	198,214
6.625%, 5/15/32	281,000	268,706
Whirlpool Corp.
6.500%, 6/15/33	156,000	153,660

		620,580

Specialty Retail (1.8%)
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	105,000	111,192
eG Global Finance plc
12.000%, 11/30/28§	400,000	441,500
Global Auto Holdings Ltd.
8.375%, 1/15/29§	200,000	185,562
LBM Acquisition LLC
6.250%, 1/15/29§	256,000	223,959
LCM Investments Holdings II LLC
4.875%, 5/1/29§	218,000	211,329
White Cap Buyer LLC
6.875%, 10/15/28§	271,000	270,323

		1,443,865

Textiles, Apparel & Luxury Goods (1.4%)
Champ Acquisition Corp.
8.375%, 12/1/31§	222,000	234,849
Crocs, Inc.
4.125%, 8/15/31(x)§	192,000	173,345
Hanesbrands, Inc.
9.000%, 2/15/31§	326,000	343,112
S&S Holdings LLC
8.375%, 10/1/31§	402,000	384,915

		1,136,221

Total Consumer Discretionary		14,465,536

Consumer Staples (5.0%)
Beverages (0.3%)
Primo Water Holdings, Inc.
4.375%, 4/30/29(x)§	222,000	213,675

Consumer Staples Distribution & Retail (0.6%)
Performance Food Group, Inc.
6.125%, 9/15/32§	143,000	145,332
US Foods, Inc.
4.625%, 6/1/30§	176,000	169,647
7.250%, 1/15/32(x)§	185,000	192,757

		507,736

Food Products (3.2%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	366,000	368,335
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	153,000	161,329
9.625%, 9/15/32§	265,000	280,648
Froneri Lux FinCo. Sarl
6.000%, 8/1/32§	664,000	661,351
Post Holdings, Inc.
5.500%, 12/15/29§	74,000	73,352
6.250%, 2/15/32§	131,000	132,965
6.250%, 10/15/34(x)§	207,000	207,259
Simmons Foods, Inc.
4.625%, 3/1/29§	158,000	149,261
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	533,000	522,644

		2,557,144

Household Products (0.3%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	272,000	263,914

Personal Care Products (0.6%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	56,000	55,990
Opal Bidco SAS
6.500%, 3/31/32§	200,000	201,500
Prestige Brands, Inc.
3.750%, 4/1/31§	212,000	193,820

		451,310

Total Consumer Staples		3,993,779

Energy (8.5%)
Energy Equipment & Services (0.9%)
Aris Water Holdings LLC
7.250%, 4/1/30§	384,000	392,640
Transocean, Inc.
8.750%, 2/15/30§	185,600	191,873
8.500%, 5/15/31§	156,000	143,258

		727,771

Oil, Gas & Consumable Fuels (7.6%)
Antero Resources Corp.
7.625%, 2/1/29(x)§	120,000	122,496
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	158,000	160,173
Blue Racer Midstream LLC
6.625%, 7/15/26§	230,000	230,094
7.250%, 7/15/32§	193,000	203,592
Chord Energy Corp.
6.750%, 3/15/33§	319,000	324,583
Crescent Energy Finance LLC
7.625%, 4/1/32§	452,000	440,293
Delek Logistics Partners LP
8.625%, 3/15/29§	412,000	427,096
7.375%, 6/30/33§	157,000	155,351
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	205,000	209,325
Genesis Energy LP
7.750%, 2/1/28	382,000	385,350
7.875%, 5/15/32	475,000	489,844
Kinder Morgan, Inc.
4.800%, 2/1/33	284,000	279,552

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Kinetik Holdings LP
5.875%, 6/15/30§	$479,000	$477,803
NGL Energy Operating LLC
8.375%, 2/15/32(x)§	547,000	535,376
NuStar Logistics LP
6.000%, 6/1/26	175,000	175,613
Permian Resources Operating LLC
5.875%, 7/1/29§	151,000	150,569
6.250%, 2/1/33§	233,000	234,312
Summit Midstream Holdings LLC
8.625%, 10/31/29§	656,000	667,480
Sunoco LP
7.250%, 5/1/32§	204,000	213,039
6.250%, 7/1/33§	227,000	229,926

		6,111,867

Total Energy		6,839,638

Financials (6.4%)
Capital Markets (0.9%)
Aretec Group, Inc.
10.000%, 8/15/30§	150,000	163,560
MSCI, Inc.
3.250%, 8/15/33§	554,000	484,479
Osaic Holdings, Inc.
6.750%, 8/1/32§	107,000	108,204

		756,243

Consumer Finance (1.1%)
Bread Financial Holdings, Inc.
9.750%, 3/15/29(x)§	45,000	48,262
Enova International, Inc.
9.125%, 8/1/29§	309,000	323,202
GGAM Finance Ltd.
8.000%, 2/15/27§	199,000	205,123
8.000%, 6/15/28§	260,000	274,077

		850,664

Financial Services (2.2%)
Armor Holdco, Inc.
8.500%, 11/15/29§	409,000	392,824
Freedom Mortgage Corp.
12.000%, 10/1/28§	186,000	198,206
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	232,000	242,403
8.375%, 4/1/32§	166,000	169,527
Rocket Cos., Inc.
6.375%, 8/1/33§	206,000	209,605
Shift4 Payments LLC
6.750%, 8/15/32§	564,000	580,744

		1,793,309

Insurance (2.0%)
Acrisure LLC
8.250%, 2/1/29§	453,000	467,713
Alliant Holdings Intermediate LLC
6.750%, 10/15/27(x)§	196,000	196,063
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	200,000	210,256
BroadStreet Partners, Inc.
5.875%, 4/15/29§	222,000	219,942
HUB International Ltd.
7.250%, 6/15/30§	304,000	315,780
Panther Escrow Issuer LLC
7.125%, 6/1/31§	189,000	195,413

		1,605,167

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	135,000	138,628

Total Financials		5,144,011

Health Care (6.0%)
Health Care Equipment & Supplies (1.0%)
Medline Borrower LP
5.250%, 10/1/29§	232,000	227,350
Neogen Food Safety Corp.
8.625%, 7/20/30§	399,000	402,990
Varex Imaging Corp.
7.875%, 10/15/27§	204,000	206,540

		836,880

Health Care Providers & Services (3.3%)
AdaptHealth LLC
5.125%, 3/1/30§	229,000	215,317
HealthEquity, Inc.
4.500%, 10/1/29§	448,000	431,827
Heartland Dental LLC
10.500%, 4/30/28(x)§	448,000	471,493
Star Parent, Inc.
9.000%, 10/1/30§	269,000	282,114
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	380,000	390,842
Tenet Healthcare Corp.
6.250%, 2/1/27	334,000	332,854
US Acute Care Solutions LLC
9.750%, 5/15/29§	524,000	535,004

		2,659,451

Health Care Technology (1.4%)
IQVIA, Inc.
5.000%, 5/15/27§	260,000	258,066
5.700%, 5/15/28	200,000	204,656
6.250%, 2/1/29	219,000	228,585
6.250%, 6/1/32§	402,000	412,372

		1,103,679

Pharmaceuticals (0.3%)
1261229 BC Ltd.
10.000%, 4/15/32§	200,000	203,000

Total Health Care		4,803,010

Industrials (16.7%)
Aerospace & Defense (0.6%)
Goat Holdco LLC
6.750%, 2/1/32§	305,000	308,471
Rolls-Royce plc
5.750%, 10/15/27§	200,000	204,444

		512,915

Building Products (2.4%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	164,000	166,302
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	473,000	501,569
7.625%, 8/15/33§	223,000	227,233

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	$270,000	$247,393
EMRLD Borrower LP
6.625%, 12/15/30§	363,000	370,082
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	158,000	156,488
Standard Industries, Inc.
4.375%, 7/15/30§	274,000	259,722

		1,928,789

Commercial Services & Supplies (5.5%)
ACCO Brands Corp.
4.250%, 3/15/29§	152,000	134,707
ADT Security Corp. (The)
4.875%, 7/15/32§	218,000	207,645
Allied Universal Holdco LLC
6.000%, 6/1/29(x)§	248,000	240,560
6.875%, 6/15/30§	193,000	197,825
7.875%, 2/15/31§	256,000	267,520
Aramark Services, Inc.
5.000%, 2/1/28§	268,000	265,666
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	413,000	386,671
Garda World Security Corp.
6.000%, 6/1/29(x)§	409,000	400,832
8.250%, 8/1/32§	153,000	157,293
8.375%, 11/15/32§	503,000	516,506
Madison IAQ LLC
5.875%, 6/30/29(x)§	256,000	249,511
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	344,000	346,614
Veritiv Operating Co.
10.500%, 11/30/30§	409,000	443,037
Waste Pro USA, Inc.
7.000%, 2/1/33§	147,000	152,607
Williams Scotsman, Inc.
7.375%, 10/1/31§	391,000	408,106

		4,375,100

Construction & Engineering (1.7%)
AECOM
6.000%, 8/1/33§	278,000	280,254
Arcosa, Inc.
6.875%, 8/15/32§	213,000	219,390
Brand Industrial Services, Inc.
10.375%, 8/1/30§	260,000	235,950
Dycom Industries, Inc.
4.500%, 4/15/29§	243,000	234,799
Pike Corp.
8.625%, 1/31/31§	230,000	247,450
Weekley Homes LLC
4.875%, 9/15/28§	172,000	166,025

		1,383,868

Electrical Equipment (0.2%)
EnerSys
6.625%, 1/15/32§	164,000	168,515

Ground Transportation (2.1%)
Beacon Mobility Corp.
7.250%, 8/1/30§	95,000	96,752
EquipmentShare.com, Inc.
9.000%, 5/15/28§	200,000	210,514
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	211,000	213,370
NESCO Holdings II, Inc.
5.500%, 4/15/29§	417,000	405,499
RXO, Inc.
7.500%, 11/15/27§	198,000	202,760
Watco Cos. LLC
7.125%, 8/1/32§	325,000	336,781
XPO, Inc.
7.125%, 6/1/31§	228,000	236,187

		1,701,863

Machinery (2.3%)
ATS Corp.
4.125%, 12/15/28§	305,000	290,204
Chart Industries, Inc.
7.500%, 1/1/30§	503,000	526,893
Enpro, Inc.
6.125%, 6/1/33§	155,000	156,838
Hillenbrand, Inc.
6.250%, 2/15/29	241,000	244,314
3.750%, 3/1/31	84,000	75,128
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	264,000	272,374
Terex Corp.
6.250%, 10/15/32§	241,000	241,603

		1,807,354

Professional Services (0.5%)
CACI International, Inc.
6.375%, 6/15/33§	205,000	208,735
VT Topco, Inc.
8.500%, 8/15/30(x)§	212,000	225,687

		434,422

Trading Companies & Distributors (1.4%)
QXO Building Products, Inc.
6.750%, 4/30/32§	169,000	174,070
United Rentals North America, Inc.
6.000%, 12/15/29§	252,000	256,271
6.125%, 3/15/34§	166,000	169,735
WESCO Distribution, Inc.
7.250%, 6/15/28(x)§	141,000	142,875
6.625%, 3/15/32(x)§	182,000	187,790
6.375%, 3/15/33§	199,000	203,726

		1,134,467

Total Industrials		13,447,293

Information Technology (11.0%)
Communications Equipment (0.5%)
CommScope LLC
8.250%, 3/1/27§	206,000	205,798
4.750%, 9/1/29(x)§	214,000	207,805

		413,603

Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp.
6.500%, 6/1/32§	162,000	165,451

IT Services (1.7%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	414,000	414,832
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	193,000	202,650

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
ION Trading Technologies Sarl
5.750%, 5/15/28(x)§	$400,000	$386,392
Unisys Corp.
10.625%, 1/15/31§	384,000	403,123

		1,406,997

Software (8.0%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	512,000	501,514
Camelot Finance SA
4.500%, 11/1/26§	66,000	65,025
Capstone Borrower, Inc.
8.000%, 6/15/30§	448,000	465,956
Central Parent, Inc.
7.250%, 6/15/29§	164,000	135,402
Cloud Software Group, Inc.
6.500%, 3/31/29§	163,000	164,223
9.000%, 9/30/29§	670,000	689,832
Ellucian Holdings, Inc.
6.500%, 12/1/29§	180,000	182,466
Gen Digital, Inc.
7.125%, 9/30/30§	251,000	259,491
6.250%, 4/1/33§	281,000	286,620
Helios Software Holdings, Inc.
4.625%, 5/1/28§	200,000	188,532
8.750%, 5/1/29§	200,000	203,876
McAfee Corp.
7.375%, 2/15/30§	584,000	539,692
NCR Voyix Corp.
5.000%, 10/1/28§	225,000	221,294
5.125%, 4/15/29§	101,000	98,870
Open Text Corp.
6.900%, 12/1/27§	258,000	266,364
Open Text Holdings, Inc.
4.125%, 12/1/31§	334,000	302,918
Rocket Software, Inc.
9.000%, 11/28/28§	176,000	181,291
6.500%, 2/15/29§	234,000	227,415
SS&C Technologies, Inc.
5.500%, 9/30/27§	306,000	306,184
6.500%, 6/1/32§	242,000	248,001
UKG, Inc.
6.875%, 2/1/31§	234,000	240,143
ZoomInfo Technologies LLC
3.875%, 2/1/29§	698,000	656,546

		6,431,655

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
4.850%, 2/1/35	472,000	456,343

Total Information Technology		8,874,049

Materials (12.6%)
Chemicals (6.2%)
Avient Corp.
7.125%, 8/1/30§	248,000	254,646
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	176,220
Celanese US Holdings LLC
6.750%, 4/15/33(x)	450,000	453,667
7.200%, 11/15/33(e)	76,000	79,102
HB Fuller Co.
4.250%, 10/15/28(x)	226,000	217,681
Illuminate Buyer LLC
9.000%, 7/1/28§	722,000	723,480
INEOS Quattro Finance 2 plc
9.625%, 3/15/29(x)§	400,000	405,712
Maxam Prill Sarl
7.750%, 7/15/30(x)§	200,000	195,000
Minerals Technologies, Inc.
5.000%, 7/1/28§	508,000	498,475
NOVA Chemicals Corp.
8.500%, 11/15/28§	375,000	393,836
9.000%, 2/15/30§	100,000	107,469
Nufarm Australia Ltd.
5.000%, 1/27/30(x)§	360,000	332,417
Olympus Water US Holding Corp.
6.250%, 10/1/29(x)§	200,000	191,568
7.250%, 6/15/31§	354,000	360,985
WR Grace Holdings LLC
5.625%, 8/15/29§	684,000	631,209

		5,021,467

Containers & Packaging (5.6%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	400,000	362,980
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	579,000	592,566
6.750%, 4/15/32§	166,000	169,239
Graphic Packaging International LLC
6.375%, 7/15/32§	156,000	157,819
LABL, Inc.
5.875%, 11/1/28§	464,000	407,731
8.625%, 10/1/31§	270,000	223,565
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	285,000	286,907
9.250%, 4/15/27§	750,000	742,297
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	270,000	270,238
7.250%, 5/15/31§	250,000	252,850
Sealed Air Corp.
6.125%, 2/1/28§	153,000	154,530
Toucan FinCo Ltd.
9.500%, 5/15/30§	322,000	329,532
Trivium Packaging Finance BV
8.250%, 7/15/30(x)§	308,000	324,114
12.250%, 1/15/31§	200,000	209,752

		4,484,120

Metals & Mining (0.4%)
Kaiser Aluminum Corp.
4.500%, 6/1/31(x)§	212,000	196,977
Novelis Corp.
6.875%, 1/30/30(x)§	118,000	121,605

		318,582

Paper & Forest Products (0.4%)
Magnera Corp.
7.250%, 11/15/31§	344,000	324,378

Total Materials		10,148,547

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (1.7%)
Diversified REITs (0.2%)
VICI Properties LP (REIT)
4.250%, 12/1/26§	$204,000	$202,351

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	203,405
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	198,000	197,877

		401,282

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	280,000	282,727
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	202,000	213,326

		496,053

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	296,118

Total Real Estate		1,395,804

Total Corporate Bonds		77,052,108

Total Long-Term Debt Securities (95.8%) (Cost $76,184,201)		77,052,108

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (9.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.21% (7 day yield)(xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield)(xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield)(xx)	3,452,015	3,452,015
JPMorgan Prime Money Market Fund, IM Shares 4.46% (7 day yield)	2,277,865	2,278,093

Total Investment Companies		7,530,108

Total Short-Term Investments (9.4%) (Cost $7,530,336)		7,530,108

Total Investments in Securities (105.2%) (Cost $83,714,537)		84,582,216
Other Assets Less Liabilities (-5.2%)		(4,189,831)

Net Assets (100%)		$80,392,385

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2025, the market value of these securities amounted to $72,039,189 or 89.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2025. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at July 31, 2025.

(xx)	At July 31, 2025, the Fund had loaned securities with a total value of $5,133,491. This was collateralized by cash of $5,252,015 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,940,441	$—	$7,940,441
Consumer Discretionary	—	14,465,536	—	14,465,536
Consumer Staples	—	3,993,779	—	3,993,779
Energy	—	6,839,638	—	6,839,638
Financials	—	5,144,011	—	5,144,011
Health Care	—	4,803,010	—	4,803,010
Industrials	—	13,447,293	—	13,447,293
Information Technology	—	8,874,049	—	8,874,049
Materials	—	10,148,547	—	10,148,547
Real Estate	—	1,395,804	—	1,395,804
Short-Term Investments
Investment Companies	7,530,108	—	—	7,530,108

Total Assets	$7,530,108	$77,052,108	$—	$84,582,216

Total	$7,530,108	$77,052,108	$—	$84,582,216

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,553,777
Aggregate gross unrealized depreciation	(1,291,512)

Net unrealized appreciation	$262,265

Federal income tax cost of investments in securities and derivative instruments, if applicable	$84,319,951

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.0%)
Battalion CLO XVI Ltd.,
Series 2019-16A BR2
6.075%, 1/20/38(l)§	$390,000	$390,635
Magnetite XXVII Ltd.,
Series 2020-27A AR
5.727%, 10/20/34(l)§	335,000	335,742
OHA Credit Funding 8 Ltd.,
Series 2021-8A CR
6.075%, 1/20/38(l)§	320,000	320,825
RFS Asset Securitization V LLC,
Series 2025-1 B
6.195%, 5/15/32§	295,000	295,843
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
5.760%, 10/25/34(l)§	340,000	340,285

Total Asset- Backed Securities		1,683,330

Convertible Bond (0.1%)
Industrials (0.1%)
Electrical Equipment (0.1%)
Stem, Inc.
0.500%, 12/1/28§	245,000	53,802

Total Industrials		53,802

Total Convertible Bond		53,802

Corporate Bonds (41.7%)
Communication Services (4.1%)
Diversified Telecommunication Services (0.7%)
Frontier Communications Holdings LLC
6.750%, 5/1/29§	269,000	270,463
Level 3 Financing, Inc.
4.875%, 6/15/29§	200,864	188,611
Telecom Italia Capital SA
7.200%, 7/18/36	16,000	16,774
7.721%, 6/4/38	103,000	110,825

		586,673

Entertainment (0.7%)
Live Nation Entertainment, Inc.
3.750%, 1/15/28§	216,000	209,887
ROBLOX Corp.
3.875%, 5/1/30§	195,000	182,569
Warnermedia Holdings, Inc.
3.755%, 3/15/27	18,000	17,622
4.279%, 3/15/32	190,000	160,075

		570,153

Interactive Media & Services (0.5%)
Alphabet, Inc.
5.250%, 5/15/55	425,000	415,815

Media (1.6%)
Comcast Corp.
4.950%, 5/15/32	385,000	389,754
Directv Financing LLC
8.875%, 2/1/30§	110,000	107,250
Discovery Communications LLC
3.950%, 3/20/28	18,000	17,302
DISH Network Corp.
11.750%, 11/15/27§	183,000	190,459
Dotdash Meredith, Inc.
7.625%, 6/15/32§	91,000	88,582
EchoStar Corp.
10.750%, 11/30/29	109,438	115,047
iHeartCommunications, Inc.
7.750%, 8/15/30§	96,103	74,649
Scripps Escrow II, Inc.
3.875%, 1/15/29(x)§	103,000	91,412
TEGNA, Inc.
5.000%, 9/15/29	147,000	140,753
Univision Communications, Inc.
8.500%, 7/31/31§	68,000	69,042
9.375%, 8/1/32§	90,000	93,402

		1,377,652

Wireless Telecommunication Services (0.6%)
Hughes Satellite Systems Corp.
5.250%, 8/1/26	19,000	17,393
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	225,125
T-Mobile USA, Inc.
5.150%, 4/15/34	155,000	156,073
4.700%, 1/15/35	170,000	164,351

		562,942

Total Communication Services		3,513,235

Consumer Discretionary (4.2%)
Automobile Components (0.4%)
Garrett Motion Holdings, Inc.
7.750%, 5/31/32§	80,000	82,919
Magna International, Inc.
5.875%, 6/1/35	70,000	71,787
Patrick Industries, Inc.
4.750%, 5/1/29§	198,000	191,173

		345,879

Automobiles (0.5%)
Nissan Motor Co. Ltd.
7.500%, 7/17/30§	200,000	206,600
Stellantis Finance US, Inc.
6.450%, 3/18/35§	200,000	199,814

		406,414

Broadline Retail (0.7%)
Nordstrom, Inc.
4.000%, 3/15/27	139,000	135,683
5.000%, 1/15/44	71,000	47,871
Rakuten Group, Inc.
9.750%, 4/15/29§	200,000	219,696
SGUS LLC
11.000%, 12/15/29§	19,909	18,914
Wayfair LLC
7.750%, 9/15/30§	149,000	153,193

		575,357

Distributors (0.2%)
RB Global Holdings, Inc.
6.750%, 3/15/28§	179,000	182,841

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.
5.500%, 3/1/28§	173,000	170,881

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
StoneMor, Inc.
8.500%, 5/15/29§	$44,000	$41,722

		212,603

Hotels, Restaurants & Leisure (1.3%)
Brinker International, Inc.
8.250%, 7/15/30§	81,000	85,961
Carnival Corp.
5.875%, 6/15/31§	245,000	248,675
Hilton Domestic Operating Co., Inc.
5.875%, 4/1/29§	246,000	249,525
Hilton Grand Vacations Borrower LLC
4.875%, 7/1/31§	152,000	138,995
Hyatt Hotels Corp.
5.750%, 3/30/32	70,000	71,830
Life Time, Inc.
6.000%, 11/15/31§	30,000	30,105
Sabre GLBL, Inc.
11.125%, 7/15/30§	105,000	110,661
VOC Escrow Ltd.
5.000%, 2/15/28§	208,000	205,523

		1,141,275

Household Durables (0.6%)
Somnigroup International, Inc.
4.000%, 4/15/29§	199,000	189,050
Taylor Morrison Communities, Inc.
5.875%, 6/15/27§	178,000	179,449
Toll Brothers Finance Corp.
5.600%, 6/15/35	130,000	130,591

		499,090

Leisure Products (0.1%)
Amer Sports Co.
6.750%, 2/16/31§	45,000	46,762

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
7.000%, 8/1/30§	30,000	30,156
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	115,000	91,722
Saks Global Enterprises LLC
11.000%, 12/15/29§	73,000	16,644

		138,522

Textiles, Apparel & Luxury Goods (0.0%)†
Under Armour, Inc.
7.250%, 7/15/30§	15,000	15,300

Total Consumer Discretionary		3,564,043

Consumer Staples (0.3%)
Food Products (0.1%)
JBS USA LUX Sarl
5.950%, 4/20/35§	75,000	77,349

Personal Care Products (0.2%)
L’Oreal SA
5.000%, 5/20/35§	215,000	216,979

Total Consumer Staples		294,328

Energy (3.1%)
Energy Equipment & Services (0.0%)†
USA Compression Partners LP
7.125%, 3/15/29§	16,000	16,349

Oil, Gas & Consumable Fuels (3.1%)
CVR Energy, Inc.
8.500%, 1/15/29§	102,000	99,620
DT Midstream, Inc.
4.375%, 6/15/31§	58,000	55,129
Energy Transfer LP
5.700%, 4/1/35	120,000	121,519
Excelerate Energy LP
8.000%, 5/15/30§	175,000	183,313
Exxon Mobil Corp.
3.095%, 8/16/49	225,000	148,736
Florida Gas Transmission Co. LLC
5.750%, 7/15/35§	100,000	101,563
Genesis Energy LP
8.000%, 5/15/33	120,000	124,351
Gulfport Energy Operating Corp.
6.750%, 9/1/29§	167,000	169,557
Hess Midstream Operations LP
5.875%, 3/1/28§	192,000	195,241
4.250%, 2/15/30§	300,000	289,500
NGL Energy Operating LLC
8.125%, 2/15/29§	137,000	135,457
PBF Holding Co. LLC
6.000%, 2/15/28	171,000	164,587
9.875%, 3/15/30§	43,000	42,624
Raizen Fuels Finance SA
6.700%, 2/25/37§	375,000	364,800
Saudi Arabian Oil Co.
5.750%, 7/17/54§	275,000	257,980
TGNR Intermediate Holdings LLC
5.500%, 10/15/29§	99,000	96,348
TransMontaigne Partners LLC
8.500%, 6/15/30§	43,000	44,801
W&T Offshore, Inc.
10.750%, 2/1/29§	58,000	52,855
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,822

		2,668,803

Total Energy		2,685,152

Financials (15.2%)
Banks (6.6%)
Banco Bilbao Vizcaya Argentaria SA
5.381%, 3/13/29	200,000	205,219
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.750%, 1/14/32(k)(y)	400,000	412,500

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	$200,000	$213,500
Bank of America Corp.
(SOFR + 1.91%), 5.425%, 8/15/35(k)	350,000	350,652
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)(x)	265,000	290,534
BBVA Mexico SA
Institucion De Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.38%), 7.625%, 2/11/35(k)§	200,000	205,750
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.500%, 2/25/30(k)(y)§	315,000	283,500
(SOFR + 1.88%), 5.738%, 2/20/35(k)§	220,000	227,665
Credit Agricole SA
(SOFR + 1.46%), 5.222%, 5/27/31(k)§	250,000	254,067
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.700%, 9/23/34(k)(x)(y)§	365,000	363,175
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.050%, 6/5/30(k)(y)	585,000	595,237
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	301,518
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	302,528
JPMorgan Chase & Co.
(SOFR + 1.32%), 5.502%, 1/24/36(k)	90,000	92,080
(SOFR + 1.68%), 5.572%, 4/22/36(k)	200,000	206,732
(SOFR + 1.64%), 5.576%, 7/23/36(k)	210,000	212,752
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	245,000	250,971
Morgan Stanley Private
Bank NA (SOFR + 1.08%), 4.734%, 7/18/31(k)	250,000	251,111
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	218,735
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	206,403
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	254,100

		5,698,729

Capital Markets (5.3%)
Antares Holdings LP
6.350%, 10/23/29§	250,000	251,988
Aretec Group, Inc.
7.500%, 4/1/29§	86,000	85,785
Bain Capital Specialty Finance, Inc.
5.950%, 3/15/30	90,000	89,387
BGC Group, Inc.
4.375%, 12/15/25	345,000	344,105
Blue Owl Capital Corp.
5.950%, 3/15/29	180,000	180,403
Blue Owl Capital Corp. II
8.450%, 11/15/26	70,000	72,464
Citadel LP
6.375%, 1/23/32§	55,000	57,007
Citadel Securities Global Holdings LLC
6.200%, 6/18/35§	250,000	255,037
Deutsche Bank AG
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	215,725
Series USTR (USD SOFR Spread- Adjusted ICE Swap Rate 5 Year + 4.36%), 8.130%, 4/30/30(k)(m)(y)	200,000	208,750
Goldman Sachs Group, Inc.
(The) (SOFR + 1.21%), 5.049%, 7/23/30(k)	270,000	274,414
Series X (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(y)	300,000	313,890
HPS Corporate Lending
Fund 5.850%, 6/5/30§	390,000	391,137
LPL Holdings, Inc.
5.150%, 6/15/30	225,000	227,665
Marex Group plc
6.404%, 11/4/29	115,000	117,972
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	162,027

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Oaktree Strategic Credit Fund
6.190%, 7/15/30§	$135,000	$135,844
Osaic Holdings, Inc.
6.750%, 8/1/32§	50,000	50,562
Sixth Street Lending Partners
6.125%, 7/15/30§	105,000	106,609
Stonex Escrow Issuer LLC
6.875%, 7/15/32§	18,000	18,322
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33(k)(y)§	270,000	316,342
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.000%, 2/5/35(k)(y)§	535,000	535,000
VFH Parent LLC
7.500%, 6/15/31§	92,000	95,383

		4,505,818

Consumer Finance (1.3%)
AerCap Ireland Capital DAC
4.625%, 9/10/29	150,000	149,478
Enova International, Inc.
11.250%, 12/15/28§	93,000	99,087
EZCORP, Inc.
7.375%, 4/1/32§	163,000	169,733
Global Aircraft Leasing Co. Ltd.
8.750%, 9/1/27§	174,000	179,664
goeasy Ltd.
7.375%, 10/1/30(x)§	163,000	165,724
Navient Corp.
7.875%, 6/15/32	112,000	116,200
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	65,000	66,705
(SOFR + 1.68%), 5.450%, 3/6/31(k)	65,000	65,448
7.250%, 2/2/33	122,000	128,069

		1,140,108

Financial Services (0.5%)
Armor Holdco, Inc.
8.500%, 11/15/29§	34,000	32,655
Planet Financial Group LLC
10.500%, 12/15/29§	92,000	93,695
Turkiye Sinai Kalkinma Bankasi A/S
7.375%, 7/2/30§	320,000	322,400

		448,750

Insurance (1.0%)
200 Park Funding Trust
5.740%, 2/15/55§	210,000	205,579
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)§	200,000	209,855
APH Somerset Investor 2 LLC
7.875%, 11/1/29§	180,000	185,404
HUB International Ltd.
7.375%, 1/31/32§	141,000	146,601
Nassau Cos. of New York (The)
7.875%, 7/15/30§	25,000	25,281
USI, Inc.
7.500%, 1/15/32§	36,000	38,034

		810,754

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Apollo Commercial Real Estate Finance, Inc. (REIT)
4.625%, 6/15/29§	104,000	98,786
Blackstone Mortgage Trust, Inc. (REIT)
7.750%, 12/1/29§	91,000	96,005
Rithm Capital Corp. (REIT)
8.000%, 7/15/30§	86,000	87,256
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	148,000	151,977
6.500%, 10/15/30§	19,000	19,550

		453,574

Total Financials		13,057,733

Health Care (0.8%)
Biotechnology (0.1%)
Biogen, Inc.
5.050%, 1/15/31	95,000	96,074
Emergent BioSolutions, Inc.
3.875%, 8/15/28(x)§	52,000	39,910

		135,984

Health Care Providers & Services (0.5%)
Community Health Systems, Inc.
10.875%, 1/15/32§	180,000	188,850
Encompass Health Corp.
4.625%, 4/1/31	46,000	43,930
MPH Acquisition Holdings LLC
5.750%, 12/31/30§	64,006	52,581
UnitedHealth Group, Inc.
5.300%, 6/15/35	110,000	111,269

		396,630

Pharmaceuticals (0.2%)
Amneal Pharmaceuticals LLC
6.875%, 8/1/32§	78,000	79,170
HLF Financing Sarl LLC
4.875%, 6/1/29§	102,000	85,508

		164,678

Total Health Care		697,292

Industrials (4.8%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.
6.125%, 3/15/30§	175,000	178,500
Boeing Co. (The)
6.388%, 5/1/31	25,000	26,877
Bombardier, Inc.
7.450%, 5/1/34§	100,000	108,375

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
General Dynamics Corp.
4.950%, 8/15/35	$55,000	$55,052
Moog, Inc.
4.250%, 12/15/27§	184,000	180,061
Spirit AeroSystems, Inc.
3.850%, 6/15/26	76,000	74,757
4.600%, 6/15/28(x)	134,000	131,822

		755,444

Air Freight & Logistics (0.2%)
Rand Parent LLC
8.500%, 2/15/30§	140,000	140,798
United Parcel Service, Inc.
5.250%, 5/14/35	60,000	61,024

		201,822

Commercial Services & Supplies (0.5%)
Enviri Corp.
5.750%, 7/31/27§	77,000	75,662
Garda World Security Corp.
8.250%, 8/1/32§	38,000	39,066
Interface, Inc.
5.500%, 12/1/28(x)§	81,000	79,902
Madison IAQ LLC
5.875%, 6/30/29(x)§	100,000	97,465
Pitney Bowes, Inc.
6.875%, 3/15/27§	79,000	79,126
Republic Services, Inc.
5.000%, 4/1/34	50,000	50,451
Rollins, Inc.
5.250%, 2/24/35	35,000	34,878

		456,550

Construction & Engineering (0.3%)
Artera Services LLC
8.500%, 2/15/31§	67,000	55,442
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, 2/1/32§	91,000	90,482
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	49,000	46,365
Tutor Perini Corp.
11.875%, 4/30/29§	42,000	47,113

		239,402

Ground Transportation (0.2%)
Avis Budget Car Rental LLC
5.375%, 3/1/29§	93,000	88,699
8.375%, 6/15/32§	38,000	39,045
Carriage Purchaser, Inc.
7.875%, 10/15/29§	53,000	48,892

		176,636

Machinery (1.1%)
Caterpillar, Inc.
5.200%, 5/15/35	170,000	172,732
Deere & Co.
5.700%, 1/19/55	85,000	87,423
Enpro, Inc.
6.125%, 6/1/33§	55,000	55,652
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	93,000	95,950
Manitowoc Co., Inc. (The)
9.250%, 10/1/31§	87,000	92,438
Maxim Crane Works Holdings Capital LLC
11.500%, 9/1/28§	47,000	49,851
Mueller Water Products, Inc.
4.000%, 6/15/29§	186,000	177,472
New Flyer Holdings, Inc.
9.250%, 7/1/30§	90,000	95,850
SPX FLOW, Inc.
8.750%, 4/1/30§	40,000	41,350
Titan International, Inc.
7.000%, 4/30/28	94,000	94,000

		962,718

Passenger Airlines (1.1%)
Allegiant Travel Co.
7.250%, 8/15/27§	170,000	169,303
Avianca Midco 2 plc
9.000%, 12/1/28§	112,228	106,476
Delta Air Lines, Inc.
5.250%, 7/10/30	55,000	55,522
JetBlue Airways Corp.
9.875%, 9/20/31(x)§	93,000	89,629
Latam Airlines Group SA
7.625%, 1/7/31§	240,000	246,300
United Airlines, Inc.
4.625%, 4/15/29§	228,000	222,870
VistaJet Malta Finance plc
7.875%, 5/1/27§	11,000	11,045

		901,145

Professional Services (0.4%)
Paychex, Inc.
5.350%, 4/15/32	350,000	358,141

Trading Companies & Distributors (0.1%)
Alta Equipment Group, Inc.
9.000%, 6/1/29§	75,000	70,966

Total Industrials		4,122,824

Information Technology (3.3%)
Communications Equipment (0.6%)
Ciena Corp.
4.000%, 1/31/30(x)§	179,000	168,811
CommScope LLC
4.750%, 9/1/29§	144,000	139,831
Viasat, Inc.
7.500%, 5/30/31§	53,000	45,978
Viavi Solutions, Inc.
3.750%, 10/1/29(x)§	188,000	173,778

		528,398

Electronic Equipment, Instruments & Components (0.2%)
Jabil, Inc.
5.450%, 2/1/29	25,000	25,470
TTM Technologies, Inc.
4.000%, 3/1/29§	175,000	166,115

		191,585

IT Services (0.6%)
Arches Buyer, Inc.
6.125%, 12/1/28§	98,000	93,576
CoreWeave, Inc.
9.250%, 6/1/30§	96,000	96,456
9.000%, 2/1/31(x)§	60,000	59,692
Twilio, Inc.
3.625%, 3/15/29	198,000	186,922
Unisys Corp.
10.625%, 1/15/31§	88,000	92,382

		529,028

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom, Inc.
4.150%, 4/15/32§	240,000	230,758
4.900%, 7/15/32	420,000	422,215

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Micron Technology, Inc.
6.050%, 11/1/35	$125,000	$129,855

		782,828

Software (0.3%)
Crowdstrike Holdings, Inc.
3.000%, 2/15/29	182,000	170,279
Synopsys, Inc.
5.150%, 4/1/35	50,000	50,154

		220,433

Technology Hardware, Storage & Peripherals (0.7%)
Dell International LLC
5.750%, 2/1/33	155,000	162,506
NetApp, Inc.
5.700%, 3/17/35	55,000	56,089
Seagate Data Storage Technology Pte. Ltd.
5.875%, 7/15/30§	219,000	221,398
Xerox Holdings Corp.
5.000%, 8/15/25(x)§	124,000	123,380

		563,373

Total Information Technology		2,815,645

Materials (2.5%)
Chemicals (0.2%)
Rain Carbon, Inc.
12.250%, 9/1/29§	80,000	86,124
SK Invictus Intermediate II Sarl
5.000%, 10/30/29§	97,000	94,386

		180,510

Containers & Packaging (0.6%)
Crown Americas LLC
4.250%, 9/30/26	186,000	184,064
Owens-Brockway Glass Container, Inc.
7.375%, 6/1/32(x)§	177,000	178,184
TriMas Corp.
4.125%, 4/15/29§	179,000	171,840

		534,088

Metals & Mining (1.7%)
Algoma Steel, Inc.
9.125%, 4/15/29§	87,000	78,642
Carpenter Technology Corp.
7.625%, 3/15/30	169,000	174,163
Compass Minerals International, Inc.
8.000%, 7/1/30§	99,000	102,465
JW Aluminum Continuous Cast Co.
10.250%, 4/1/30§	82,000	84,851
Mineral Resources Ltd.
9.250%, 10/1/28§	242,000	253,108
Novelis Corp.
4.750%, 1/30/30§	105,000	100,528
Rio Tinto Finance USA plc
5.250%, 3/14/35	115,000	116,490
SunCoke Energy, Inc.
4.875%, 6/30/29§	91,000	83,154
TMS International Corp.
6.250%, 4/15/29§	43,000	40,957
Windfall Mining Group, Inc.
5.854%, 5/13/32§	425,000	434,562

		1,468,920

Total Materials		2,183,518

Real Estate (0.4%)
Health Care REITs (0.0%)†
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27(x)	46,000	42,205

Office REITs (0.2%)
Brandywine Operating Partnership LP (REIT)
8.875%, 4/12/29	165,000	176,831

Real Estate Management & Development (0.2%)
Anywhere Real Estate Group LLC
9.750%, 4/15/30§	105,000	109,031
Five Point Operating Co. LP
10.500%, 1/15/28(e)§	92,103	92,670

		201,701

Total Real Estate		420,737

Utilities (3.0%)
Electric Utilities (2.2%)
DTE Electric Co.
5.250%, 5/15/35	85,000	86,210
Edison International
6.250%, 3/15/30	10,000	10,154
Electricite de France SA
5.750%, 1/13/35§	290,000	294,512
Long Ridge Energy LLC
8.750%, 2/15/32§	77,000	79,870
NRG Energy, Inc.
3.375%, 2/15/29§	260,000	243,539
Pacific Gas and Electric Co.
5.700%, 3/1/35	145,000	145,547
6.000%, 8/15/35	240,000	244,299
PPL Capital Funding, Inc.
5.250%, 9/1/34	40,000	40,287
Southwestern Public Service Co.
6.000%, 6/1/54	130,000	130,446
Virginia Electric and Power Co.
5.050%, 8/15/34	60,000	60,007
Vistra Operations Co. LLC
4.375%, 5/1/29§	272,000	263,500
7.750%, 10/15/31§	52,000	54,876
XPLR Infrastructure Operating Partners LP
7.250%, 1/15/29§	195,000	198,338

		1,851,585

Gas Utilities (0.2%)
AmeriGas Partners LP
9.375%, 6/1/28(x)§	126,000	129,742

Independent Power and Renewable Electricity Producers (0.1%)
TransAlta Corp.
6.500%, 3/15/40	103,000	99,834

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities (0.5%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)		$185,000	$192,966
Public Service Enterprise Group, Inc.
5.450%, 4/1/34		255,000	259,679

			452,645

Total Utilities			2,533,806

Total Corporate Bonds			35,888,313

	Number of Shares
Equity-Linked Note (2.0%)
Barclays Bank plc, ELN, 24.000%, 8/19/25, (linked to S&P 500 Index)§		267	1,685,798

Total Equity- Linked Note			1,685,798

	Principal Amount
Foreign Government Securities (4.1%)
Argentine Republic
4.125%, 7/9/35(e)		$755,000	496,035
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	710,000	401,108
Federative Republic of Brazil
5.500%, 11/6/30		$605,000	606,815
6.625%, 3/15/35		380,000	381,900
Hazine Mustesarligi Varlik Kiralama A/S
6.750%, 9/1/30(x)§		400,000	401,600
Mex Bonos Desarr Fix Rt
Series M
8.500%, 2/28/30	MXN	7,817,200	410,793
7.750%, 11/23/34		8,270,800	397,652
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	7,685,000	205,556
Republic of Turkiye
36.000%, 8/12/26	TRY	8,695,000	210,892

Total Foreign Government Securities			3,512,351

U.S. Treasury Obligations (3.5%)
U.S. Treasury Notes
4.000%, 2/28/30		1,520,000	1,523,765
4.625%, 2/15/35		1,475,000	1,506,833

Total U.S. Treasury Obligations			3,030,598

Total Long-Term Debt Securities (53.4%) (Cost $45,057,187)			45,854,192

	Number of Shares
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.		1,886	51,695
Elisa OYJ		1,027	52,928
Magyar Telekom Telecommunications plc		8,391	41,705
Verizon Communications, Inc.		5,547	237,190

			383,518

Entertainment (0.3%)
HUYA, Inc. (ADR)		9,532	32,028
International Games System Co. Ltd.		863	22,726
Netflix, Inc.(s)*		116	134,490
Walt Disney Co. (The)		451	53,719
XD, Inc.(m)		3,373	22,515

			265,478

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A(s)		1,263	242,369
Alphabet, Inc., Class C(s)		1,159	223,525
Hello Group, Inc. (ADR)		4,937	40,632
Meta Platforms, Inc., Class A		490	378,986
Weibo Corp. (ADR)		1,010	9,736

			895,248

Media (0.3%)
Comcast Corp., Class A		5,549	184,393
Publicis Groupe SA		666	60,955

			245,348

Wireless Telecommunication Services (0.1%)
KDDI Corp.		5,100	84,059

Total Communication Services			1,873,651

Consumer Discretionary (3.8%)
Automobile Components (0.2%)
Bridgestone Corp.		2,100	85,379
Denso Corp.		5,700	77,713
Tong Yang Industry Co. Ltd.		9,871	34,725

			197,817

Automobiles (0.6%)
Honda Motor Co. Ltd.(x)		7,400	76,994
Tesla, Inc.(s)*		626	192,977
Toyota Motor Corp.		10,900	194,906

			464,877

Broadline Retail (0.7%)
Amazon.com, Inc.(s)*		1,960	458,856
Wesfarmers Ltd.		1,763	97,154

			556,010

Hotels, Restaurants & Leisure (0.8%)
Atour Lifestyle Holdings Ltd. (ADR)		1,332	45,048
Booking Holdings, Inc.		11	60,545
DigiPlus Interactive Corp.		70,900	30,629
DoorDash, Inc., Class A*		133	33,283
Kangwon Land, Inc.		3,567	48,073
McDonald’s Corp.		885	265,562
Royal Caribbean Cruises Ltd.		132	41,959
Starbucks Corp.		1,666	148,541
Yum! Brands, Inc.		215	30,992

			704,632

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.1%)
Cury Construtora e Incorporadora SA	8,262	$43,364
Merry Electronics Co. Ltd.	9,871	37,701
PulteGroup, Inc.	205	23,149
TCL Electronics Holdings Ltd.	12,000	15,531

		119,745

Specialty Retail (0.9%)
AutoZone, Inc.*	10	37,684
CCC SA*	781	40,399
Foschini Group Ltd.	4,194	28,321
Home Depot, Inc. (The)(s)	1,211	445,055
Industria de Diseno Textil SA	1,280	61,219
Lojas Renner SA	12,641	36,571
Mr Price Group Ltd.	2,672	30,994
O’Reilly Automotive, Inc.*	438	43,064
TJX Cos., Inc. (The)	405	50,435
Truworths International Ltd.	5,524	21,449

		795,191

Textiles, Apparel & Luxury Goods (0.5%)
LVMH Moet Hennessy Louis Vuitton SE	304	163,870
Makalot Industrial Co. Ltd.	3,655	32,389
Mavi Giyim Sanayi ve Ticaret A/S, Class B(m)	34,297	35,738
NIKE, Inc., Class B	1,644	122,790
Xtep International Holdings Ltd.	52,099	37,299

		392,086

Total Consumer Discretionary		3,230,358

Consumer Staples (4.0%)
Beverages (0.9%)
Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B	34,171	12,761
Coca-Cola Co. (The)	4,897	332,457
Diageo plc	3,222	78,848
Keurig Dr Pepper, Inc.	2,250	73,463
PepsiCo, Inc.	1,959	270,185

		767,714

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.(s)	109	102,421
Koninklijke Ahold Delhaize NV	2,086	82,367
Kroger Co. (The)	801	56,150
Target Corp.	615	61,807
Tesco plc	12,180	68,428
Walmart, Inc.(s)	1,042	102,095

		473,268

Food Products (0.7%)
AVI Ltd.	5,665	29,202
Danone SA	1,262	103,521
General Mills, Inc.	847	41,486
Mondelez International, Inc., Class A	1,627	105,251
Nestle SA (Registered)	2,862	250,524
Samyang Foods Co. Ltd.	40	41,592
Tiger Brands Ltd.	1,327	22,109

		593,685

Household Products (0.8%)
Colgate-Palmolive Co.	1,010	84,688
Kimberly-Clark Corp.	740	92,219
Procter & Gamble Co. (The)(s)	2,711	407,924
Reckitt Benckiser Group plc	1,137	85,170

		670,001

Personal Care Products (0.3%)
Kenvue, Inc.	2,561	54,908
Unilever plc	2,706	157,528
VT Co. Ltd.*	932	24,261

		236,697

Tobacco (0.8%)
Altria Group, Inc.	2,573	159,371
British American Tobacco plc	2,458	131,145
Imperial Brands plc	1,656	64,604
Philip Morris International, Inc.	1,964	322,194

		677,314

Total Consumer Staples		3,418,679

Energy (2.1%)
Energy Equipment & Services (0.1%)
Schlumberger NV	3,611	122,052

Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	2,084	316,018
ConocoPhillips	2,289	218,233
Coterra Energy, Inc.	3,098	75,560
EOG Resources, Inc.	281	33,725
Exxon Mobil Corp.(s)	5,142	574,053
Kinder Morgan, Inc.	2,531	71,020
Occidental Petroleum Corp.	1,236	54,310
ONEOK, Inc.	901	73,981
Repsol SA	4,459	67,577
Suncor Energy, Inc.	2,100	82,827
TotalEnergies SE	2,402	142,595

		1,709,899

Total Energy		1,831,951

Financials (5.5%)
Banks (1.7%)
Alior Bank SA	1,566	42,310
Banco del Bajio SA(m)	9,909	22,271
Bank of America Corp.	1,341	63,389
Barclays plc	89,547	439,100
BNK Financial Group, Inc.	4,130	43,450
Citigroup, Inc.	537	50,317
DBS Group Holdings Ltd.	2,800	103,318
JB Financial Group Co. Ltd.	2,494	41,543
JPMorgan Chase & Co.(s)	545	161,451
Oversea-Chinese Banking Corp. Ltd.	6,600	85,753
PNC Financial Services Group, Inc. (The)	805	153,167
Truist Financial Corp.	676	29,548
United Overseas Bank Ltd.	2,800	78,044
US Bancorp	3,042	136,768
Wells Fargo & Co.	692	55,796

		1,506,225

Capital Markets (1.5%)
Bank of New York Mellon Corp. (The)	1,079	109,465
BlackRock, Inc.	204	225,626
Blackstone, Inc.	1,114	192,677

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Charles Schwab Corp. (The)	433	$42,317
CME Group, Inc.	501	139,418
Goldman Sachs Group, Inc. (The)	95	68,741
Hong Kong Exchanges & Clearing Ltd.	1,600	87,032
Intercontinental Exchange, Inc.	209	38,630
KIWOOM Securities Co. Ltd.	261	40,558
KKR & Co., Inc.	293	42,948
Morgan Stanley	344	49,006
Northern Trust Corp.	638	82,940
S&P Global, Inc.	89	49,048
Samsung Securities Co. Ltd.	929	47,428
Up Fintech Holding Ltd. (ADR)*	1,541	15,086
XTB SA(m)	2,259	45,246

		1,276,166

Consumer Finance (0.2%)
American Express Co.	155	46,393
Capital One Financial Corp.	230	49,450
FinVolution Group (ADR)(x)	4,277	36,740
Synchrony Financial	615	42,847

		175,430

Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B(s)*	377	177,899
Mastercard, Inc., Class A(s)	163	92,334
Visa, Inc., Class A(s)	353	121,951

		392,184

Insurance (1.6%)
Aflac, Inc.	1,013	100,652
Allianz SE (Registered)	484	191,773
Anadolu Anonim Turk Sigorta Sirketi	17,910	43,854
AXA SA	2,314	112,707
Chubb Ltd.	188	50,016
Loews Corp.	625	56,587
Manulife Financial Corp.	2,900	89,725
Marsh & McLennan Cos., Inc.	227	45,218
Momentum Group Ltd.	25,124	47,555
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	178	116,924
Progressive Corp. (The)	180	43,567
QBE Insurance Group Ltd.	3,625	54,047
Sun Life Financial, Inc.	1,200	73,164
Suncorp Group Ltd.	4,373	58,904
Swiss Re AG	459	82,645
Tokio Marine Holdings, Inc.	2,400	97,464
Zurich Insurance Group AG	186	127,458

		1,392,260

Total Financials		4,742,265

Health Care (4.4%)
Biotechnology (0.9%)
3SBio, Inc.(m)*	13,811	56,476
AbbVie, Inc.	2,122	401,100
Amgen, Inc.	703	207,455
Gilead Sciences, Inc.	330	37,056
Hugel, Inc.*	56	13,608
Seegene, Inc.	1,764	37,778
Vertex Pharmaceuticals, Inc.*	70	31,981

		785,454

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	450	56,785
Becton Dickinson & Co.	378	67,379
Boston Scientific Corp.*	707	74,178
Hologic, Inc.*	552	36,885
Intuitive Surgical, Inc.*	105	50,514
Medtronic plc	1,358	122,546
MicroPort NeuroScientific Corp.	6,000	10,930
Zimmer Biomet Holdings, Inc.	355	32,536

		451,753

Health Care Providers & Services (0.6%)
Cigna Group (The)	110	29,412
CVS Health Corp.	1,344	83,462
Elevance Health, Inc.	88	24,911
KPJ Healthcare Bhd.	66,400	40,323
McKesson Corp.	58	40,225
MLP Saglik Hizmetleri A/S, Class B(m)*	2,443	23,064
UnitedHealth Group, Inc.(s)	1,134	283,001

		524,398

Life Sciences Tools & Services (0.1%)
Danaher Corp.	190	37,460
Thermo Fisher Scientific, Inc.	108	50,510

		87,970

Pharmaceuticals (2.3%)
AstraZeneca plc	1,600	239,281
Bristol-Myers Squibb Co.	576	24,947
Eli Lilly & Co.(s)	162	119,891
Genomma Lab Internacional SAB de CV, Class B	25,723	29,698
Johnson & Johnson	2,753	453,529
Merck & Co., Inc.	3,146	245,765
Novartis AG (Registered)	2,021	234,359
Pfizer, Inc.	7,758	180,684
Roche Holding AG	770	243,727
Sanofi SA	1,353	121,732
Simcere Pharmaceutical Group Ltd.(m)(x)	24,406	41,164
Zoetis, Inc.	166	24,201

		1,958,978

Total Health Care		3,808,553

Industrials (3.7%)
Aerospace & Defense (0.6%)
BAE Systems plc	3,440	81,956
Boeing Co. (The)*	200	44,368
Embraer SA	3,442	49,470
GE Aerospace(s)	260	70,481
General Dynamics Corp.	132	41,133
Lockheed Martin Corp.	310	130,504
RTX Corp.	387	60,980

		478,892

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	271	$31,252
Deutsche Post AG	1,762	79,326
United Parcel Service, Inc., Class B	866	74,614

		185,192

Building Products (0.2%)
A.O. Smith Corp.	511	36,174
Cie de Saint-Gobain SA	809	92,600

		128,774

Commercial Services & Supplies (0.1%)
KEPCO Plant Service & Engineering Co. Ltd.	1,072	40,351
Veralto Corp.	302	31,659
Waste Management, Inc.	195	44,686

		116,696

Construction & Engineering (0.3%)
Acter Group Corp. Ltd.	2,701	44,342
IJM Corp. Bhd.	46,400	31,115
Quanta Services, Inc.	87	35,333
Samsung E&A Co. Ltd.	1,010	19,300
Sunway Construction Group Bhd.	31,900	39,192
Vinci SA	737	102,273

		271,555

Electrical Equipment (0.1%)
Cheryong Electric Co. Ltd.	425	12,427
Eaton Corp. plc	93	35,779
GE Vernova, Inc.	83	54,804

		103,010

Ground Transportation (0.5%)
Canadian National Railway Co.	900	84,037
Norfolk Southern Corp.	299	83,122
Uber Technologies, Inc.*	537	47,122
Union Pacific Corp.	852	189,118

		403,399

Industrial Conglomerates (0.4%)
3M Co.	213	31,784
CJ Corp.	373	41,743
Honeywell International, Inc.	197	43,803
Siemens AG (Registered)	877	225,087

		342,417

Machinery (0.8%)
Caterpillar, Inc.	130	56,943
Cummins, Inc.	238	87,493
Deere & Co.	88	46,145
FANUC Corp.	2,200	62,309
First Tractor Co. Ltd., Class H(x)	14,000	12,680
HD Hyundai MIPO	203	31,033
Hyundai Rotem Co. Ltd.	368	53,602
IDEX Corp.	209	34,174
Illinois Tool Works, Inc.	430	110,067
Marcopolo SA (Preference)(q)	30,279	44,611
Otis Worldwide Corp.	365	31,277
PACCAR, Inc.	807	79,699
Randon SA Implementos e Participacoes (Preference)(q)	11,618	14,793
Sunonwealth Electric Machine Industry Co. Ltd.	12,537	47,674

		712,500

Professional Services (0.1%)
Benefit Systems SA	50	45,363
Paychex, Inc.	496	71,588

		116,951

Trading Companies & Distributors (0.4%)
Fastenal Co.	1,670	77,037
ITOCHU Corp.	1,800	94,691
Mitsui & Co. Ltd.	4,400	90,451
United Rentals, Inc.	40	35,318
W.W. Grainger, Inc.	28	29,107

		326,604

Transportation Infrastructure (0.0%)†
TAV Havalimanlari Holding A/S*	2,662	16,118

Total Industrials		3,202,108

Information Technology (6.4%)
Communications Equipment (0.5%)
Arcadyan Technology Corp.	5,286	39,405
Arista Networks, Inc.*	369	45,468
Cisco Systems, Inc.	5,132	349,387

		434,260

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	528	56,237
Asia Optical Co., Inc.	3,711	16,225
Channel Well Technology Co. Ltd.	15,000	44,979
Corning, Inc.	1,810	114,464
Dynapack International Technology Corp.	6,300	48,758
Primax Electronics Ltd.	14,808	36,118
Taiwan Surface Mounting Technology Corp.	10,340	36,721
Tripod Technology Corp.	5,181	48,603
TXC Corp.	13,697	38,548

		440,653

IT Services (0.4%)
Accenture plc, Class A(s)	188	50,215
International Business Machines Corp.	1,170	296,185

		346,400

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	453	79,869
Applied Materials, Inc.(s)	206	37,092
Broadcom, Inc.(s)	1,008	296,050
DB HiTek Co. Ltd.	337	11,105
Elan Microelectronics Corp.	9,578	39,952
Everlight Electronics Co. Ltd.	15,895	36,905
Foxsemicon Integrated Technology, Inc.	3,946	40,389
KLA Corp.	39	34,282
Lam Research Corp.	456	43,247
NVIDIA Corp.(s)	5,445	968,502
Pixart Imaging, Inc.	5,005	32,866
QUALCOMM, Inc.	1,498	219,847
Radiant Opto-Electronics Corp.	7,405	34,237

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Raydium Semiconductor Corp.	2,474	$28,928
Sigurd Microelectronics Corp.	16,106	41,982
Sitronix Technology Corp.	3,937	26,315
Texas Instruments, Inc.	1,235	223,609
Tokyo Electron Ltd.	700	126,863

		2,322,040

Software (1.6%)
Adobe, Inc.*	108	38,631
Crowdstrike Holdings, Inc., Class A*	78	35,456
Intuit, Inc.	67	52,604
Microsoft Corp.(s)	1,593	849,866
Oracle Corp.(s)	354	89,835
Palantir Technologies, Inc., Class A*	498	78,858
Palo Alto Networks, Inc.*	195	33,852
Roper Technologies, Inc.	66	36,326
Salesforce, Inc.	237	61,224
ServiceNow, Inc.*	56	52,815
Synopsys, Inc.*	69	43,709
Tuya, Inc. (ADR)	6,014	14,373

		1,387,549

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.(s)	2,310	479,487
Chicony Electronics Co. Ltd.	7,918	34,752
Getac Holdings Corp.	7,405	29,275

		543,514

Total Information Technology		5,474,416

Materials (1.0%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	401	115,440
Eastman Chemical Co.	493	35,797
Han Kuk Carbon Co. Ltd.	2,545	55,055
KCC Corp.	158	42,155
Linde plc	129	59,373
Nutrien Ltd.	900	53,398
Shin-Etsu Chemical Co. Ltd.	3,000	87,434
Sinofert Holdings Ltd.(x)	238,528	43,148

		491,800

Construction Materials (0.1%)
Holcim AG	890	71,200
Titan SA	438	18,169

		89,369

Containers & Packaging (0.1%)
Avery Dennison Corp.	292	48,989

Metals & Mining (0.1%)
Bradespar SA (Preference)(q)	14,300	40,017
Northern Star Resources Ltd.	3,923	39,254

		79,271

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,996	74,219
UPM-Kymmene OYJ	2,250	58,415

		132,634

Total Materials		842,063

Real Estate (1.9%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	1,670	21,961

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	416	31,795
American Healthcare REIT, Inc. (REIT)	761	29,405
CareTrust REIT, Inc. (REIT)	944	30,019
Healthpeak Properties, Inc. (REIT)	3,757	63,644
National Health Investors, Inc. (REIT)	340	23,752
Omega Healthcare Investors, Inc. (REIT)	837	32,559
Ventas, Inc. (REIT)	338	22,707
Welltower, Inc. (REIT)	58	9,574

		243,455

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	1,735	27,274
Invincible Investment Corp. (REIT)	58	25,846
Summit Hotel Properties, Inc. (REIT)	4,544	23,720

		76,840

Industrial REITs (0.2%)
First Industrial Realty Trust, Inc. (REIT)	566	27,576
GLP J-REIT (REIT)	8	7,024
Goodman Group (REIT)	254	5,743
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	29	23,154
Montea NV (REIT)	90	6,727
Prologis, Inc. (REIT)	377	40,256
Warehouses De Pauw CVA (REIT)	1,110	25,993

		136,473

Office REITs (0.1%)
BXP, Inc. (REIT)	402	26,303
COPT Defense Properties (REIT)	928	25,316
Global One Real Estate Investment Corp. (REIT)	26	24,621
Nippon Building Fund, Inc. (REIT)	19	17,475
Orix JREIT, Inc. (REIT)	19	24,922

		118,637

Real Estate Management & Development (0.5%)
Azrieli Group Ltd.	276	27,256
CK Asset Holdings Ltd.	6,600	30,310
Daiwa House Industry Co. Ltd.	2,800	92,912
Greentown China Holdings Ltd.	16,000	20,117
Henderson Land Development Co. Ltd.	5,000	17,516
Hulic Co. Ltd.	1,900	18,212
International Workplace Group plc	8,821	25,792
Multiplan Empreendimentos Imobiliarios SA*	9,179	41,276

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Onewo, Inc., Class H(x)	12,391	$35,516
Poly Property Services Co. Ltd., Class H(m)	10,386	46,109
PSP Swiss Property AG (Registered)	147	24,993
Sirius Real Estate Ltd. (REIT)(x)	19,998	27,493
Sun Hung Kai Properties Ltd.	3,000	35,732
UOL Group Ltd.	5,300	28,084

		471,318

Residential REITs (0.1%)
American Homes 4 Rent (REIT), Class A	860	29,833
Boardwalk REIT (REIT)	50	2,578
Camden Property Trust (REIT)	309	33,743
Centerspace (REIT)	407	22,153
Ingenia Communities Group (REIT)	2,550	8,620
UMH Properties, Inc. (REIT)	1,485	24,176

		121,103

Retail REITs (0.3%)
Brixmor Property Group, Inc. (REIT)	93	2,430
Federal Realty Investment Trust (REIT)	478	44,053
Frontier Real Estate Investment Corp. (REIT)	39	22,267
Getty Realty Corp. (REIT)	829	23,038
InvenTrust Properties Corp. (REIT)	902	24,868
NNN REIT, Inc. (REIT)	701	28,923
Phillips Edison & Co., Inc. (REIT)	734	24,802
Regency Centers Corp. (REIT)	651	46,481
Tanger, Inc. (REIT)	796	23,896

		240,758

Specialized REITs (0.3%)
EPR Properties (REIT)	459	25,264
Equinix, Inc. (REIT)	78	61,243
Iron Mountain, Inc. (REIT)	425	41,378
Lamar Advertising Co. (REIT), Class A	252	30,807
National Storage REIT (REIT)	16,292	25,128
Outfront Media, Inc. (REIT)	1,478	25,909
Safestore Holdings plc (REIT)	2,238	19,906

		229,635

Total Real Estate		1,660,180

Utilities (1.5%)
Electric Utilities (1.0%)
Alliant Energy Corp.	906	58,899
American Electric Power Co., Inc.	749	84,742
Constellation Energy Corp.	90	31,306
Duke Energy Corp.	1,206	146,698
Iberdrola SA(x)	6,743	118,158
NextEra Energy, Inc.	2,746	195,131
Southern Co. (The)	451	42,610
Xcel Energy, Inc.	905	66,463

		744,007

Gas Utilities (0.0%)†
Perusahaan Gas Negara Tbk. PT	322,400	31,936

Independent Power and Renewable Electricity Producers (0.0%)†
Vistra Corp.	156	32,532

Multi-Utilities (0.5%)
Ameren Corp.	683	69,072
Consolidated Edison, Inc.	671	69,448
National Grid plc	6,510	91,133
Public Service Enterprise Group, Inc.	760	68,240
Sempra	932	76,126
WEC Energy Group, Inc.	658	71,775

		445,794

Water Utilities (0.0%)†
Cia de Saneamento de Minas Gerais Copasa MG	5,051	23,282

Total Utilities		1,277,551

Total Common Stocks (36.5%) (Cost $30,054,734)		31,361,775

EXCHANGE TRADED FUNDS (ETF):
Equity (5.3%)
Invesco Nasdaq 100 ETF	15,155	3,524,598
iShares MSCI India Small-Cap ETF(x)	14,715	1,078,315

Total Exchange Traded Funds (5.3%) (Cost 4,346,782)		4,602,913

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Machinery (0.0%)†
Randon SA Implementos e Participacoes, expiring 8/19/25* (Cost $—)	929	13

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield)(xx)	2,725,058	2,725,058

Total Short-Term Investments (3.2%) (Cost $2,725,058)		2,725,058

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.1%)
Index Funds (0.1%)
S&P 500 Index 11/21/2025 at USD 6,225.00, European Style Notional Amount: USD 600 Exchange Traded*	6	$78,060

Total Options Purchased (0.1%) (Cost $79,056)		78,060

Total Investments in Securities (98.5%) (Cost $82,262,817)		84,622,011
Other Assets Less Liabilities (1.5%)		1,310,673

Net Assets (100%)		$85,932,684

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2025, the market value of these securities amounted to $25,773,290 or 30.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2025. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2025.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,127,566 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $4,302,514.

(x)	All or a portion of security is on loan at July 31, 2025.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2025.

(xx)

At July 31, 2025, the Fund had loaned securities with a total value of $2,757,298. This was collateralized by $112,916 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 8/7/25 – 8/15/52 and by cash of $2,725,058 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CLO — Collateralized Loan Obligation

CVA — Dutch Certification

ELN — Equity-Linked Note

ICE — Intercontinental Exchange

ICE IBA — ICE Benchmark Administration Limited

MXN — Mexican Peso

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

Written Call Options Contracts as of July 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	17	USD	(1,700)	USD 6,300.00	8/15/2025	(168,640)

Written Put Options Contracts as of July 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	6	USD	(600)	USD 5,740.00	11/21/2025	(34,146)

Total Written Options Contracts (Premiums Received ($206,197))							(202,786)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,683,330	$—	$1,683,330
Common Stocks
Communication Services	1,588,763	284,888	—	1,873,651
Consumer Discretionary	2,079,875	1,150,483	—	3,230,358
Consumer Staples	2,266,619	1,152,060	—	3,418,679
Energy	1,621,779	210,172	—	1,831,951
Financials	2,755,152	1,987,113	—	4,742,265
Health Care	2,746,111	1,062,442	—	3,808,553
Industrials	1,938,475	1,263,633	—	3,202,108
Information Technology	4,681,490	792,926	—	5,474,416
Materials	353,014	489,049	—	842,063
Real Estate	992,712	667,468	—	1,660,180
Utilities	1,036,324	241,227	—	1,277,551
Convertible Bonds
Industrials	—	53,802	—	53,802
Corporate Bonds
Communication Services	—	3,513,235	—	3,513,235
Consumer Discretionary	—	3,564,043	—	3,564,043
Consumer Staples	—	294,328	—	294,328
Energy	—	2,685,152	—	2,685,152
Financials	—	13,057,733	—	13,057,733
Health Care	—	697,292	—	697,292
Industrials	—	4,122,824	—	4,122,824
Information Technology	—	2,815,645	—	2,815,645
Materials	—	2,183,518	—	2,183,518
Real Estate	—	420,737	—	420,737
Utilities	—	2,533,806	—	2,533,806
Equity-Linked Note	—	1,685,798	—	1,685,798
Exchange Traded Funds	4,602,913	—	—	4,602,913
Foreign Government Securities	—	3,512,351	—	3,512,351
Options Purchased
Put Options Purchased	78,060	—	—	78,060
Rights
Industrials	13	—	—	13
Short-Term Investment
Investment Company	2,725,058	—	—	2,725,058
U.S. Treasury Obligations	—	3,030,598	—	3,030,598

Total Assets	$29,466,358	$55,155,653	$—	$84,622,011

Liabilities:
Options Written
Call Options Written	$(168,640)	$—	$—	$(168,640)
Put Options Written	(34,146)	—	—	(34,146)

Total Liabilities	$(202,786)	$—	$—	$(202,786)

Total	$29,263,572	$55,155,653	$—	$84,419,225

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,748,929
Aggregate gross unrealized depreciation	(1,983,935)

Net unrealized appreciation	$1,764,994

Federal income tax cost of investments in securities and derivative instruments, if applicable	$82,654,231

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.7%)
iMGP DBi Managed Futures Strategy ETF	93,600	$2,397,096
NYLI Merger Arbitrage ETF*	88,930	3,144,565

Total Alternatives		5,541,661

Commodity (16.7%)
Invesco DB Agriculture Fund	34,960	905,464
Invesco DB Energy Fund	46,810	927,634
Invesco DB Precious Metals Fund	23,630	1,771,068

Total Commodity		3,604,166

Equity (26.9%)
iShares Core U.S. REIT ETF	26,760	1,498,828
JPMorgan Equity Premium Income ETF	32,150	1,815,832
JPMorgan Nasdaq Equity Premium Income ETF(x)	18,250	1,005,575
Vanguard Global ex-U.S. Real Estate ETF	33,070	1,495,425

Total Equity		5,815,660

Fixed Income (29.3%)
iShares Convertible Bond ETF	38,300	3,546,963
Vanguard Short-Term Inflation-Protected Securities ETF	55,390	2,769,500

Total Fixed Income		6,316,463

Total Exchange Traded Funds (98.6%) (Cost $19,752,656)		21,277,950

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield)(xx)	902,814	902,814

Total Short-Term Investments (4.2%) (Cost $902,814)		902,814

Total Investments in Securities (102.8%) (Cost $20,655,470)		22,180,764
Other Assets Less Liabilities (-2.8%)		(596,845)

Net Assets (100%)		$21,583,919

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at July 31, 2025.

(xx)	At July 31, 2025, the Fund had loaned securities with a total value of $880,443. This was collateralized by cash of $902,814 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$21,277,950	$—	$—	$21,277,950
Short-Term Investments
Investment Companies	902,814	—	—	902,814

Total Assets	$22,180,764	$—	$—	$22,180,764

Total Liabilities	$—	$—	$—	$—

Total	$22,180,764	$—	$—	$22,180,764

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,669,477
Aggregate gross unrealized depreciation	(480,567)

Net unrealized appreciation	$1,188,910

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,991,854

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	14,981	$410,629
Deutsche Telekom AG (Registered)	16,051	576,632
Koninklijke KPN NV	113,411	507,345
NTT, Inc.	262,500	265,807
Quebecor, Inc., Class B	11,538	324,589
Swisscom AG (Registered)	387	269,435
Telstra Group Ltd.	133,153	425,287
Verizon Communications, Inc.	29,361	1,255,476

		4,035,200

Entertainment (0.3%)
Electronic Arts, Inc.	3,753	572,295

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A	26,897	5,161,534
Meta Platforms, Inc., Class A	4,230	3,271,651

		8,433,185

Media (0.3%)
Comcast Corp., Class A	21,804	724,547

Wireless Telecommunication Services (0.6%)
KDDI Corp.	20,600	339,531
SoftBank Corp.	391,000	566,795
T-Mobile US, Inc.	2,456	585,535

		1,491,861

Total Communication Services		15,257,088

Consumer Discretionary (10.4%)
Automobile Components (0.2%)
Bridgestone Corp.	9,000	365,908

Automobiles (0.9%)
Ferrari NV	558	245,355
Tesla, Inc.*	5,899	1,818,485

		2,063,840

Broadline Retail (3.0%)
Amazon.com, Inc.*	21,886	5,123,731
Dollarama, Inc.	5,463	746,668
eBay, Inc.	3,013	276,443
Wesfarmers Ltd.	15,570	858,020

		7,004,862

Hotels, Restaurants & Leisure (2.8%)
Aristocrat Leisure Ltd.	8,814	396,729
Booking Holdings, Inc.	214	1,177,869
Chipotle Mexican Grill, Inc.*	10,000	428,800
Darden Restaurants, Inc.	1,421	286,573
Hilton Worldwide Holdings, Inc.	904	242,344
Lottery Corp. Ltd. (The)	111,916	389,822
McDonald’s Corp.	8,291	2,487,880
Oriental Land Co. Ltd.	10,200	210,696
Restaurant Brands International, Inc.	3,652	247,807
Yum! Brands, Inc.	5,011	722,336

		6,590,856

Household Durables (0.1%)
Garmin Ltd.	1,213	265,356

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	6,700	218,061

Specialty Retail (3.1%)
AutoZone, Inc.*	200	753,676
Fast Retailing Co. Ltd.	800	246,048
Home Depot, Inc. (The)	4,828	1,774,338
Industria de Diseno Textil SA	5,279	252,482
Lowe’s Cos., Inc.	4,100	916,637
O’Reilly Automotive, Inc.*	11,177	1,098,923
Ross Stores, Inc.	1,704	232,664
TJX Cos., Inc. (The)	13,176	1,640,807
Tractor Supply Co.	7,000	398,650

		7,314,225

Textiles, Apparel & Luxury Goods (0.2%)
adidas AG	1,662	318,736
Hermes International SCA	84	206,197

		524,933

Total Consumer Discretionary		24,348,041

Consumer Staples (10.1%)
Beverages (2.3%)
Anheuser-Busch InBev SA/NV	7,233	424,271
Coca-Cola Co. (The)	25,766	1,749,254
Keurig Dr Pepper, Inc.	11,401	372,242
Kirin Holdings Co. Ltd.	15,700	208,119
Monster Beverage Corp.*	4,641	272,659
PepsiCo, Inc.	17,114	2,360,363

		5,386,908

Consumer Staples Distribution & Retail (3.0%)
Coles Group Ltd.	16,046	213,870
Costco Wholesale Corp.	2,721	2,556,760
Empire Co. Ltd., Class A	9,205	366,579
George Weston Ltd.	2,100	399,039
Koninklijke Ahold Delhaize NV	14,652	578,542
Kroger Co. (The)	4,778	334,938
Loblaw Cos. Ltd.	2,300	371,941
Seven & i Holdings Co. Ltd.	18,500	244,990
Sysco Corp.	2,990	238,004
Walmart, Inc.	12,975	1,271,291
Woolworths Group Ltd.	18,481	374,238

		6,950,192

Food Products (1.4%)
Chocoladefabriken Lindt & Spruengli AG	24	353,980
Danone SA	5,704	467,896
Hershey Co. (The)	3,500	651,455
McCormick & Co., Inc. (Non-Voting)	3,756	265,286
Mondelez International, Inc., Class A	15,006	970,738
Nestle SA (Registered)	6,870	601,363

		3,310,718

Household Products (2.4%)
Church & Dwight Co., Inc.	4,952	464,349
Colgate-Palmolive Co.	18,509	1,551,979
Essity AB, Class B	9,638	237,769
Henkel AG & Co. KGaA (Preference)(q)	7,013	540,859
Kimberly-Clark Corp.	7,964	992,474
Procter & Gamble Co. (The)	12,315	1,853,038

		5,640,468

Personal Care Products (1.0%)
Beiersdorf AG	5,232	650,813
Kao Corp.	14,300	645,776
L’Oreal SA	776	344,797
Unilever plc	5,289	307,895
Unilever plc (Cboe Europe)	4,078	238,275

		2,187,556

Total Consumer Staples		23,475,842

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,002	270,390

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.4%)
Cheniere Energy, Inc.	1,250	$294,850
Enbridge, Inc.	23,766	1,076,297
Equinor ASA	26,389	683,291
Idemitsu Kosan Co. Ltd.	47,300	303,874
TC Energy Corp.	9,944	474,809
TotalEnergies SE	4,294	254,914

		3,088,035

Total Energy		3,358,425

Financials (20.3%)
Banks (4.6%)
Bank of Montreal	2,662	293,827
Bank of Nova Scotia (The)	19,316	1,074,676
Canadian Imperial Bank of Commerce	14,014	1,001,592
DBS Group Holdings Ltd.	12,100	446,481
DNB Bank ASA	18,395	466,694
Intesa Sanpaolo SpA	49,447	298,791
JPMorgan Chase & Co.	4,341	1,285,978
National Bank of Canada	4,142	430,850
Nordea Bank Abp (Aquis Stock Exchange)	23,265	339,840
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	204,101
Oversea-Chinese Banking Corp. Ltd.	22,500	292,341
Royal Bank of Canada(x)	16,594	2,129,220
Sumitomo Mitsui Financial Group, Inc.	9,000	230,073
Toronto-Dominion Bank (The)	18,501	1,347,518
United Overseas Bank Ltd.	27,600	769,288

		10,611,270

Capital Markets (3.8%)
Ameriprise Financial, Inc.	1,500	777,285
Bank of New York Mellon Corp. (The)	7,700	781,165
Cboe Global Markets, Inc.	3,189	768,677
CME Group, Inc.	5,581	1,553,081
Daiwa Securities Group, Inc.	33,000	231,306
Deutsche Boerse AG	3,831	1,110,909
FactSet Research Systems, Inc.	567	228,444
Intercontinental Exchange, Inc.	6,366	1,176,628
Moody’s Corp.	1,075	554,410
MSCI, Inc.	459	257,664
Nasdaq, Inc.	2,598	249,980
S&P Global, Inc.	1,468	809,015
TMX Group Ltd.	9,500	386,280

		8,884,844

Consumer Finance (0.2%)
American Express Co.	1,685	504,337

Financial Services (3.7%)
Berkshire Hathaway, Inc., Class B*	3,523	1,662,433
Fiserv, Inc.*	3,739	519,497
Jack Henry & Associates, Inc.	1,472	249,968
Mastercard, Inc., Class A	5,279	2,990,395
Visa, Inc., Class A	9,578	3,308,912

		8,731,205

Insurance (8.0%)
Aflac, Inc.	5,945	590,695
Allianz SE (Registered)	3,381	1,339,635
Allstate Corp. (The)	2,843	577,840
Aon plc, Class A	2,200	782,562
Chubb Ltd.	4,653	1,237,884
Dai-ichi Life Holdings, Inc.	29,900	238,625
Generali	20,746	774,657
Great-West Lifeco, Inc.	7,112	267,059
Hannover Rueck SE	1,052	319,824
Hartford Insurance Group, Inc. (The)	2,600	323,414
Insurance Australia Group Ltd.	58,770	331,230
Intact Financial Corp.	4,371	903,475
Loews Corp.	5,300	479,862
Marsh & McLennan Cos., Inc.	7,000	1,394,400
MS&AD Insurance Group Holdings, Inc.	10,300	221,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,758	1,154,786
NN Group NV	7,846	529,710
Progressive Corp. (The)	5,411	1,309,678
QBE Insurance Group Ltd.	33,610	501,108
Sampo OYJ, Class A	52,575	564,947
Sompo Holdings, Inc.	10,600	314,345
Sun Life Financial, Inc.	10,300	627,991
Suncorp Group Ltd.	15,936	214,657
Swiss Life Holding AG (Registered)	226	235,335
Swiss Re AG	2,453	441,676
Tokio Marine Holdings, Inc.	9,600	389,857
Travelers Cos., Inc. (The)	3,552	924,372
W.R. Berkley Corp.	5,400	371,574
Willis Towers Watson plc	818	258,333
Zurich Insurance Group AG	1,542	1,056,666

		18,677,770

Total Financials		47,409,426

Health Care (7.8%)
Biotechnology (0.5%)
AbbVie, Inc.	1,312	247,994
Amgen, Inc.	1,023	301,887
Gilead Sciences, Inc.	6,013	675,200

		1,225,081

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	13,267	1,674,163
Becton Dickinson & Co.	3,000	534,750
Boston Scientific Corp.*	13,634	1,430,479
Hoya Corp.	2,000	254,377
IDEXX Laboratories, Inc.*	562	300,282
Medtronic plc	9,934	896,444
ResMed, Inc.	1,085	295,055
Stryker Corp.	2,001	785,853

		6,171,403

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	2,372	368,182
Cencora, Inc.	2,200	629,376
Cigna Group (The)	1,732	463,102
Fresenius SE & Co. KGaA	4,412	211,368
HCA Healthcare, Inc.	1,091	386,203

		2,058,231

Health Care Technology (0.3%)
Veeva Systems, Inc., Class A*	2,262	642,860

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,904	333,408
Mettler-Toledo International, Inc.*	231	284,980
Thermo Fisher Scientific, Inc.	651	304,460

		922,848

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	11,794	510,798
Eli Lilly & Co.	990	732,669
Johnson & Johnson	12,263	2,020,207
Merck & Co., Inc.	3,006	234,829
Novartis AG (Registered)	10,826	1,255,403

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Novo Nordisk A/S (ADR)	3,753	$176,654
Otsuka Holdings Co. Ltd.	4,600	222,770
Roche Holding AG	1,660	525,437
Sanofi SA	4,752	427,548
Shionogi & Co. Ltd.	12,900	217,794
Zoetis, Inc.	5,625	820,069

		7,144,178

Total Health Care		18,164,601

Industrials (14.4%)
Aerospace & Defense (2.5%)
GE Aerospace	6,651	1,802,953
General Dynamics Corp.	3,307	1,030,494
Howmet Aerospace, Inc.	2,520	453,021
L3Harris Technologies, Inc.	1,095	300,928
Lockheed Martin Corp.	1,158	487,495
Northrop Grumman Corp.	894	515,489
RTX Corp.	3,453	544,089
Singapore Technologies Engineering Ltd.	69,900	472,137
Thales SA	847	227,924

		5,834,530

Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	4,800	557,952
United Parcel Service, Inc., Class B	2,762	237,974

		795,926

Building Products (1.1%)
Allegion plc	5,500	912,560
Geberit AG (Registered)	619	475,538
Trane Technologies plc	2,751	1,205,158

		2,593,256

Commercial Services & Supplies (1.4%)
Brambles Ltd.	40,979	629,673
Cintas Corp.	4,715	1,049,323
Copart, Inc.*	10,314	467,534
Republic Services, Inc.	3,877	894,230
Secom Co. Ltd.	7,600	272,955

		3,313,715

Construction & Engineering (0.5%)
EMCOR Group, Inc.	366	229,662
Stantec, Inc.	3,784	413,629
WSP Global, Inc.	2,894	595,885

		1,239,176

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	10,619	699,697
Eaton Corp. plc	3,080	1,184,938

		1,884,635

Ground Transportation (0.5%)
Central Japan Railway Co.	10,500	244,466
Union Pacific Corp.	3,424	760,025
West Japan Railway Co.	10,100	222,428

		1,226,919

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	2,051	456,040
Siemens AG (Registered)	2,531	649,596

		1,105,636

Machinery (3.2%)
Atlas Copco AB, Class A	35,680	544,535
Caterpillar, Inc.	2,584	1,131,844
Epiroc AB, Class A	13,403	273,215
FANUC Corp.	9,600	271,894
GEA Group AG	5,420	390,293
Illinois Tool Works, Inc.	4,800	1,228,656
Komatsu Ltd.	9,600	309,708
Kone OYJ, Class B	4,544	279,712
Otis Worldwide Corp.	7,848	672,495
Parker-Hannifin Corp.	898	657,246
Pentair plc	5,900	602,980
Snap-on, Inc.	1,600	513,904
Volvo AB, Class B	22,816	655,398

		7,531,880

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)(x)	1,085	222,076

Passenger Airlines (0.1%)
ANA Holdings, Inc.	11,800	219,724

Professional Services (2.3%)
Automatic Data Processing, Inc.	3,643	1,127,508
Broadridge Financial Solutions, Inc.	2,400	594,024
Leidos Holdings, Inc.	2,034	324,728
Paychex, Inc.	4,091	590,454
RELX plc	5,697	296,135
Thomson Reuters Corp.	4,474	897,900
Verisk Analytics, Inc.	2,496	695,660
Wolters Kluwer NV	4,833	753,958

		5,280,367

Trading Companies & Distributors (1.1%)
Fastenal Co.	24,884	1,147,899
ITOCHU Corp.	9,500	499,758
W.W. Grainger, Inc.	800	831,632

		2,479,289

Total Industrials		33,727,129

Information Technology (21.0%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	24,114	1,641,681
Motorola Solutions, Inc.	2,700	1,185,246

		2,826,927

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	9,437	1,005,135
CDW Corp.	1,993	347,539
TE Connectivity plc	2,800	576,100

		1,928,774

IT Services (1.4%)
Accenture plc, Class A	4,060	1,084,426
CGI, Inc.	7,409	714,271
Fujitsu Ltd.	15,600	341,896
Gartner, Inc.*	900	304,785
International Business Machines Corp.	1,747	442,253
VeriSign, Inc.	1,395	375,074

		3,262,705

Semiconductors & Semiconductor Equipment (6.1%)
Broadcom, Inc.	9,290	2,728,473
NVIDIA Corp.	58,711	10,442,926
QUALCOMM, Inc.	7,120	1,044,931

		14,216,330

Software (7.4%)
Autodesk, Inc.*	1,948	590,458
Constellation Software, Inc.	238	821,093
Dassault Systemes SE	7,350	242,324
Fair Isaac Corp.*	200	287,344
Intuit, Inc.	591	464,012
Microsoft Corp.	20,945	11,174,158
Oracle Corp.	6,669	1,692,392
Palo Alto Networks, Inc.*	3,360	583,296
Roper Technologies, Inc.	1,600	880,640
Salesforce, Inc.	1,950	503,744

		17,239,461

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	44,981	$9,336,706
NetApp, Inc.	2,900	301,977

		9,638,683

Total Information Technology		49,112,880

Materials (2.3%)
Chemicals (2.1%)
Air Liquide SA	1,500	295,799
Ecolab, Inc.	4,554	1,192,055
Givaudan SA (Registered)	154	646,715
Linde plc	3,351	1,542,331
Sherwin-Williams Co. (The)	2,900	959,552
Symrise AG, Class A	2,583	234,344

		4,870,796

Metals & Mining (0.2%)
Franco-Nevada Corp.	1,300	207,084
Rio Tinto Ltd.	4,282	307,379

		514,463

Total Materials		5,385,259

Real Estate (0.5%)
Real Estate Management & Development (0.1%)
Swiss Prime Site AG (Registered)	2,427	336,448

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	2,200	409,816
Equity Residential (REIT)	3,400	214,880

		624,696

Specialized REITs (0.1%)
SBA Communications Corp. (REIT)	1,037	233,035

Total Real Estate		1,194,179

Utilities (4.2%)
Electric Utilities (2.0%)
Duke Energy Corp.	6,042	734,949
Enel SpA	64,680	570,795
Eversource Energy	5,043	333,342
Exelon Corp.	8,780	394,573
Hydro One Ltd.(m)	13,760	486,605
Iberdrola SA	47,505	832,436
Southern Co. (The)	7,103	671,092
Terna - Rete Elettrica Nazionale	58,178	561,151

		4,584,943

Gas Utilities (0.6%)
Atmos Energy Corp.	5,688	886,873
Hong Kong & China Gas Co. Ltd.	308,000	275,042
Osaka Gas Co. Ltd.	8,900	224,861

		1,386,776

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	7,600	786,600
E.ON SE	37,794	688,147
National Grid plc	26,197	366,729
Public Service Enterprise Group, Inc.	12,100	1,086,459
Sempra	10,912	891,292

		3,819,227

Total Utilities		9,790,946

Total Common Stocks (99.0%) (Cost $178,199,696)		231,223,816

	Number of Warrants
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	—

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.25% (7 day yield) (xx)	2,234,701	2,234,701
JPMorgan Prime Money Market Fund, IM Shares 4.46% (7 day yield)	2,676,096	2,676,364

Total Investment Companies		4,911,065

Total Short-Term Investments (2.1%) (Cost $4,911,312)		4,911,065

Total Investments in Securities (101.1%) (Cost $183,111,008)		236,134,881
Other Assets Less Liabilities (-1.1%)		(2,479,356)

Net Assets (100%)		$233,655,525

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2025, the market value or fair value, as applicable, of these securities amounted to $486,605 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2025.

(xx)	At July 31, 2025, the Fund had loaned securities with a total value of $2,110,234. This was collateralized by cash of $2,234,701 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$12,306,256	$2,950,832	$—		$15,257,088
Consumer Discretionary	20,639,987	3,708,054	—		24,348,041
Consumer Staples	17,042,389	6,433,453	—		23,475,842
Energy	2,116,346	1,242,079	—		3,358,425
Financials	34,390,971	13,018,455	—		47,409,426
Health Care	15,049,904	3,114,697	—		18,164,601
Industrials	25,116,309	8,610,820	—		33,727,129
Information Technology	48,528,660	584,220	—		49,112,880
Materials	3,901,022	1,484,237	—		5,385,259
Real Estate	857,731	336,448	—		1,194,179
Utilities	6,271,785	3,519,161	—		9,790,946
Short-Term Investments
Investment Companies	4,911,065	—	—		4,911,065
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$191,132,425	$45,002,456	$—		$236,134,881

Total Liabilities	$—	$—	$—		$—

Total	$191,132,425	$45,002,456	$—		$236,134,881

(a)	Value is zero.

As of July 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,683,694
Aggregate gross unrealized depreciation	(4,033,604)

Net unrealized appreciation	$52,650,090

Federal income tax cost of investments in securities and derivative instruments, if applicable	$183,484,791

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2025 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2025, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2025 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.